PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.6%
Communication Services : 2.5%
474
(1)
Advantage Solutions,
Inc.
$ 10,020
0.0
30,943
(1)
Altice USA, Inc. - Class
A
40,226
0.0
51,858
(1)(2)
AMC Entertainment
Holdings, Inc. - Class A
50,821
0.0
3,906
(1)(2)
AMC Networks, Inc.
- Class A
26,522
0.0
4,139
(1)
Angi, Inc.
28,352
0.0
1,384
(1)
Anterix, Inc.
52,855
0.0
5,890
(1)
Atlanta Braves
Holdings, Inc. - Class
C
251,503
0.1
1,313
ATN International, Inc.
35,740
0.0
3,136
(1)
Bandwidth, Inc. - Class
A
55,884
0.0
3,074
(1)
Boston Omaha Corp.
- Class A
35,904
0.0
8,754
(1)
Bumble, Inc. - Class A
28,538
0.0
594
(1)
Cable One, Inc.
54,179
0.0
8,641
(1)
CarGurus, Inc.
294,226
0.1
6,410
(1)(2)
Cars.com, Inc.
52,049
0.0
11,540  Cinemark Holdings,
Inc.
329,121
0.1
5,052  Cogent
Communications
Holdings, Inc.
95,180
0.0
4,167
CuriosityStream, Inc.
12,334
0.0
14,780
(1)
EchoStar Corp. - Class
A
1,730,295
0.5
8,655  Entravision
Communications Corp.
- Class A
25,705
0.0
3,190
(1)(2)
EverQuote, Inc. - Class
A
49,190
0.0
7,220
(1)
EW Scripps Co.
- Class A
26,858
0.0
3,180
(1)(2)
fuboTV, Inc. - Class A
30,083
0.0
16,185
(1)(2)
Gannett Co., Inc.
114,104
0.1
12,924
(1)
Getty Images
Holdings, Inc.
10,254
0.0
5,541
(1)(2)
Globalstar, Inc.
368,033
0.1
7,915
(1)
Gogo, Inc.
31,818
0.0
10,129
Gray Television, Inc.
43,960
0.0
3,889
(1)(2)
Grindr, Inc.
47,018
0.0
1,367
(1)(2)
Ibotta, Inc. - Class A
40,969
0.0
1,858
IDT Corp. - Class B
91,228
0.0
13,961
(1)
iHeartMedia, Inc.
- Class A
40,766
0.0
4,866
(1)(2)
IMAX Corp.
184,957
0.1
4,408
(2)
John Wiley & Sons,
Inc. - Class A
167,945
0.1
17,753
(1)
Liberty Latin America
Ltd. - Class C
156,581
0.1
22,201
(1)
Lionsgate Studios
Corp.
212,908
0.1
104,238
(1)
Lumen Technologies,
Inc.
724,454
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
4,472
(1)
Madison Square
Garden Entertainment
Corp.
$ 263,445
0.1
15,591
(1)
Magnite, Inc.
185,221
0.1
2,878
Marcus Corp.
49,415
0.0
3,919
(1)
MediaAlpha, Inc.
- Class A
36,447
0.0
8,544  National CineMedia,
Inc.
26,059
0.0
4,885
(1)(2)
Newsmax, Inc.
25,500
0.0
25,824
(1)
Nextdoor Holdings,
Inc.
36,154
0.0
3,877
(1)
Nexxen International
Ltd.
25,278
0.0
6,065
Playtika Holding Corp.
16,861
0.0
4,614
(1)
PubMatic, Inc. - Class
A
37,743
0.0
6,422
(1)
QuinStreet, Inc.
77,128
0.0
11,155
(1)(2)
Rumble, Inc.
56,890
0.0
2,279
Scholastic Corp.
89,018
0.0
6,033
(2)
Shenandoah
Telecommunications
Co.
93,029
0.0
2,874
Shutterstock, Inc.
47,737
0.0
4,409
(2)
Sinclair, Inc.
57,052
0.0
2,958
(1)
Sphere Entertainment
Co.
347,269
0.1
2,442
Spok Holdings, Inc.
26,618
0.0
12,369
(1)(2)
Stagwell, Inc.
77,801
0.0
1,684
(1)
Starz Entertainment
Corp.
19,366
0.0
3,302
(1)(2)
TechTarget, Inc.
12,812
0.0
10,567  Telephone and Data
Systems, Inc.
444,871
0.2
4,201
(1)
Thryv Holdings, Inc.
11,511
0.0
12,828
(1)
TripAdvisor, Inc.
136,746
0.1
16,822
(1)(2)
Uniti Group, Inc.
157,790
0.1
1,592
(1)(2)
Webtoon
Entertainment, Inc.
14,630
0.0
6,520
(1)
Yelp, Inc.
161,305
0.1
4,327
(1)(2)
Ziff Davis, Inc.
181,561
0.1
8,114
(1)
ZipRecruiter, Inc.
- Class A
14,930
0.0
8,280,767
2.5
Consumer Discretionary : 8.4%
4,948
(1)
Abercrombie & Fitch
Co. - Class A
452,099
0.2
7,239
(2)
Academy Sports &
Outdoors, Inc.
408,642
0.1
6,510
(1)
Accel Entertainment,
Inc.
71,024
0.0
3,013  Acushnet Holdings
Corp.
281,655
0.1
8,728
(1)
Adient PLC
176,393
0.1
3,729
(1)
Adtalem Global
Education, Inc.
429,767
0.1
6,566
(2)
Advance Auto Parts,
Inc.
346,357
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
2,068  A-Mark Precious
Metals, Inc.
$ 82,885
0.0
25,204
(1)
American Axle
& Manufacturing
Holdings, Inc.
149,460
0.1
17,404
(2)
American Eagle
Outfitters, Inc.
290,647
0.1
1,962
(1)
American Public
Education, Inc.
111,599
0.0
853
(1)
America's Car-Mart,
Inc.
10,859
0.0
8,302
(1)
AMMO, Inc.
16,687
0.0
6,102
Arhaus, Inc.
41,372
0.0
8,724
Arko Corp.
48,505
0.0
2,118
(1)
Asbury Automotive
Group, Inc.
413,878
0.1
978
(1)
Bally's Corp.
9,428
0.0
1,538
(1)(2)
Barnes & Noble
Education, Inc.
13,581
0.0
3,259
(1)
Beazer Homes USA,
Inc.
62,703
0.0
2,229
(1)(2)
BJ's Restaurants, Inc.
78,238
0.0
1,439
(1)
Black Rock Coffee Bar,
Inc. - Class A
18,592
0.0
9,682
Bloomin' Brands, Inc.
52,283
0.0
3,363
(1)
Boot Barn Holdings,
Inc.
492,209
0.2
11,395
Brightstar Lottery PLC
145,172
0.1
4,721
(1)
Brinker International,
Inc.
674,017
0.2
3,410
Buckle, Inc.
171,728
0.1
1,414
(2)
Build-A-Bear
Workshop, Inc.
52,954
0.0
3,856
Caleres, Inc.
40,642
0.0
6,733
(2)
Camping World
Holdings, Inc. - Class A
45,986
0.0
12,962
(1)
Capri Holdings Ltd.
228,390
0.1
1,740
Carriage Services, Inc.
79,448
0.0
3,887
Carter's, Inc.
138,999
0.1
849
(1)
Cavco Industries, Inc.
411,162
0.1
2,947  Century Communities,
Inc.
169,099
0.1
5,039
(2)
Cheesecake Factory,
Inc.
275,885
0.1
559
(1)
Citi Trends, Inc.
24,216
0.0
2,031
(1)
Cooper-Standard
Holdings, Inc.
56,604
0.0
15,627
(1)(2)
Coursera, Inc.
90,949
0.0
2,413
(2)
Cracker Barrel Old
Country Store, Inc.
67,829
0.0
5,555
(2)
Cricut, Inc. - Class A
20,776
0.0
12,395
Dana, Inc.
417,092
0.1
3,142
(1)
Dave & Buster's
Entertainment, Inc.
34,028
0.0
3,148
(2)
Designer Brands, Inc.
- Class A
17,912
0.0
1,627
(2)
Dine Brands Global,
Inc.
42,692
0.0
3,047
(1)
Dorman Products, Inc.
317,985
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,583
(1)(2)
Dream Finders Homes,
Inc. - Class A
$ 49,875
0.0
7,102
(1)(2)
Driven Brands
Holdings, Inc.
89,556
0.0
2,986
(1)
El Pollo Loco Holdings,
Inc.
41,386
0.0
7,378  Ermenegildo Zegna
NV
76,879
0.0
1,524
Escalade, Inc.
26,167
0.0
2,381  Ethan Allen Interiors,
Inc.
53,001
0.0
3,195
(1)
European Wax Center,
Inc. - Class A
18,467
0.0
15,085
(1)(2)
EVgo, Inc.
25,946
0.0
9,842
(1)
Figs, Inc. - Class A
145,366
0.1
5,447
(1)
First Watch Restaurant
Group, Inc.
57,085
0.0
529  Flexsteel Industries,
Inc.
23,773
0.0
4,810
(1)
Fox Factory Holding
Corp.
79,173
0.0
7,917
(1)
Frontdoor, Inc.
418,493
0.1
4,442
(1)
Funko, Inc. - Class A
13,992
0.0
17,693
Garrett Motion, Inc.
321,482
0.1
1,200
(1)
Genesco, Inc.
34,788
0.0
24,685
(1)
Genius Sports Ltd.
109,355
0.0
3,617
(1)
Gentherm, Inc.
100,480
0.0
2,662
(1)(2)
GigaCloud Technology,
Inc. - Class A
120,802
0.1
3,935  G-III Apparel Group
Ltd.
109,000
0.0
10,915
(1)(2)
Global Business Travel
Group I
60,906
0.0
2,140  Golden Entertainment,
Inc.
57,117
0.0
29,278
(1)(2)
Goodyear Tire &
Rubber Co.
194,113
0.1
352  Graham Holdings Co.
- Class B
372,156
0.1
3,606
(1)
Green Brick Partners,
Inc.
232,407
0.1
1,272  Group 1 Automotive,
Inc.
420,561
0.1
2,907
(1)(2)
Groupon, Inc.
34,593
0.0
841  Hamilton Beach
Brands Holding Co.
- Class A
15,937
0.0
1,828  Haverty Furniture Cos.,
Inc.
38,717
0.0
2,669
(1)
Helen of Troy Ltd.
38,487
0.0
6,477
(1)(2)
Hilton Grand
Vacations, Inc.
253,380
0.1
6,957
(1)
Holley, Inc.
21,358
0.0
562
(1)
Hovnanian Enterprises,
Inc. - Class A
62,331
0.0
2,989
(1)
Inspired Entertainment,
Inc.
21,312
0.0
2,533
(2)
Installed Building
Products, Inc.
671,625
0.2
2,138
(2)
Jack in the Box, Inc.
20,674
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
789
JAKKS Pacific, Inc.
$ 15,717
0.0
6,614
KB Home
342,275
0.1
3,447
(1)
KinderCare Learning
Cos., Inc.
7,583
0.0
11,812
Kohl's Corp.
152,375
0.1
5,990
(2)
Kontoor Brands, Inc.
421,037
0.1
8,742
Krispy Kreme, Inc.
29,635
0.0
711
(1)(2)
Kura Sushi USA, Inc.
- Class A
49,621
0.0
1,497
(1)
Lands' End, Inc.
16,826
0.0
5,359
(1)
Latham Group, Inc.
28,778
0.0
13,903
(1)
Laureate Education,
Inc.
484,381
0.2
4,528
La-Z-Boy, Inc.
145,530
0.1
2,547
LCI Industries
313,230
0.1
1,214
(1)
Legacy Housing Corp.
24,802
0.0
14,677
Leggett & Platt, Inc.
145,009
0.1
2,360
(1)
LGI Homes, Inc.
93,291
0.0
15,299
(1)(2)
Life Time Group
Holdings, Inc.
412,155
0.1
3,327
(1)
Lincoln Educational
Services Corp.
135,342
0.1
4,433
(1)
Lindblad Expeditions
Holdings, Inc.
76,691
0.0
1,567
(1)(2)
Lovesac Co.
23,145
0.0
2,900
(1)
M/I Homes, Inc.
355,105
0.1
2,194
(1)
Malibu Boats, Inc.
- Class A
56,868
0.0
2,201
(1)
MarineMax, Inc.
59,559
0.0
3,095
(2)
Marriott Vacations
Worldwide Corp.
201,546
0.1
2,070
(1)
MasterCraft Boat
Holdings, Inc.
42,456
0.0
2,793
(1)(2)
McGraw Hill, Inc.
38,264
0.0
7,286
Meritage Homes Corp.
450,566
0.1
11,199
(1)(2)
Mister Car Wash, Inc.
78,057
0.0
5,708
(1)
Modine Manufacturing
Co.
1,236,981
0.4
1,402  Monarch Casino &
Resort, Inc.
134,031
0.1
3,172
(2)
Monro, Inc.
50,879
0.0
1,714
(1)
Motorcar Parts of
America, Inc.
18,957
0.0
1,685
Movado Group, Inc.
41,148
0.0
310
Nathan's Famous, Inc.
31,226
0.0
8,517
(1)
National Vision
Holdings, Inc.
220,590
0.1
3,540
(1)(2)
Navan, Inc. - Class A
46,870
0.0
10,544  OneSpaWorld
Holdings Ltd.
241,985
0.1
1,331
(1)
OneWater Marine, Inc.
- Class A
12,578
0.0
7,036
(1)
Overstock.com, Inc.
32,647
0.0
1,529
(2)
Oxford Industries, Inc.
58,882
0.0
3,554
(2)
Papa John's
International, Inc.
115,185
0.0
3,523
Patrick Industries, Inc.
391,300
0.1
42,282
(1)(2)
Peloton Interactive,
Inc. - Class A
181,390
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
6,873  Perdoceo Education
Corp.
$ 255,744
0.1
9,289
(1)
Petco Health &
Wellness Co., Inc.
25,823
0.0
4,105
Phinia, Inc.
280,946
0.1
5,865
Polaris, Inc.
319,643
0.1
6,384
(1)(2)
Portillo's, Inc. - Class A
33,771
0.0
2,521
(1)(2)
Pursuit Attractions and
Hospitality, Inc.
92,344
0.0
988  RCI Hospitality
Holdings, Inc.
22,536
0.0
10,990
(1)(2)
RealReal, Inc.
99,789
0.0
5,366
(2)
Red Rock Resorts, Inc.
- Class A
286,330
0.1
5,787
Rent-A-Center, Inc.
104,455
0.0
4,569
(1)
Revolve Group, Inc.
103,305
0.0
886
Rocky Brands, Inc.
34,306
0.0
9,939
(1)
Rush Street
Interactive, Inc.
216,173
0.1
41,469
(1)
Sabre Corp.
60,130
0.0
11,195
(1)
Sally Beauty Holdings,
Inc.
155,051
0.1
3,505
(1)(2)
Savers Value Village,
Inc.
26,077
0.0
6,673
(1)(2)
Serve Robotics, Inc.
56,320
0.0
4,253
(1)
Shake Shack, Inc.
- Class A
376,263
0.1
2,126
(2)
Shoe Carnival, Inc.
33,144
0.0
4,328
(2)
Signet Jewelers Ltd.
366,322
0.1
10,720
(1)(2)
Six Flags
Entertainment Corp.
190,280
0.1
6,102
(1)
Skyline Champion
Corp.
453,806
0.2
2,349
(1)(2)
Sleep Number Corp.
4,216
0.0
4,924  Smith & Wesson
Brands, Inc.
70,561
0.0
18,572
(1)(2)
Solid Power, Inc.
55,716
0.0
1,709
(2)
Sonic Automotive, Inc.
- Class A
117,186
0.0
13,004
(1)
Sonos, Inc.
174,254
0.1
2,550  Standard Motor
Products, Inc.
88,587
0.0
7,719
Steven Madden Ltd.
261,828
0.1
12,455
(1)
Stitch Fix, Inc. - Class
A
41,226
0.0
2,503  Strategic Education,
Inc.
207,649
0.1
466
(1)
Strattec Security Corp.
36,506
0.0
4,545
(1)
Stride, Inc.
400,733
0.1
1,582  Sturm Ruger & Co.,
Inc.
63,422
0.0
17,648  Super Group SGHC
Ltd.
190,598
0.1
1,745  Superior Group of
Cos., Inc.
17,729
0.0
11,782
(1)(2)
Sweetgreen, Inc.
- Class A
61,149
0.0
3,901
(1)
Target Hospitality
Corp.
36,201
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
10,323
(1)
Taylor Morrison Home
Corp.
$ 601,212
0.2
10,489
(1)
ThredUp, Inc. - Class A
34,404
0.0
14,623
(1)
Topgolf Callaway
Brands Corp.
202,967
0.1
9,022
(1)
Tri Pointe Homes, Inc.
421,598
0.1
10,996
(1)
Udemy, Inc.
50,802
0.0
2,990
(1)(2)
United Parks &
Resorts, Inc
97,653
0.0
5,191
(1)
Universal Technical
Institute, Inc.
187,395
0.1
6,767
(1)(2)
Urban Outfitters, Inc.
428,689
0.1
7,568
(1)
Victoria's Secret & Co.
350,852
0.1
3,002
Visteon Corp.
273,512
0.1
10,883
(1)(2)
Warby Parker, Inc.
- Class A
229,305
0.1
325
(2)
Winmark Corp.
138,954
0.1
3,038
(2)
Winnebago Industries,
Inc.
94,148
0.0
8,783  Wolverine World Wide,
Inc.
143,339
0.1
2,869
(1)(2)
XPEL, Inc.
126,982
0.1
3,125
(1)
Xponential Fitness,
Inc. - Class A
18,813
0.0
1,655
(1)
Zumiez, Inc.
36,675
0.0
27,885,080
8.4
Consumer Staples : 1.8%
3,533
Andersons, Inc.
253,599
0.1
9,087
(2)
B&G Foods, Inc.
43,709
0.0
12,705
(1)
Beauty Health Co.
11,307
0.0
45,936
(1)(2)
Beyond Meat, Inc.
32,229
0.0
9,418
(1)
BRC, Inc. - Class A
7,310
0.0
1,964
Calavo Growers, Inc.
50,652
0.0
4,614
(2)
Cal-Maine Foods, Inc.
365,198
0.1
6,501
(1)
Central Garden & Pet
Co. - Class A
210,762
0.1
4,017
(1)
Chefs' Warehouse, Inc.
238,811
0.1
6,023
(1)
ChromaDex Corp.
26,561
0.0
7,180
Dole PLC
102,602
0.0
4,762
(2)
Edgewell Personal
Care Co.
101,621
0.0
7,006  Energizer Holdings,
Inc.
115,039
0.0
3,791
(2)
Fresh Del Monte
Produce, Inc.
152,626
0.1
10,722
(1)(2)
Grocery Outlet Holding
Corp.
75,590
0.0
12,417
(1)
Hain Celestial Group,
Inc.
8,665
0.0
11,400
(1)
Herbalife Ltd.
167,808
0.1
5,269
(1)
HF Foods Group, Inc.
9,748
0.0
10,159
(1)
Honest Co., Inc.
29,867
0.0
1,629  Ingles Markets, Inc.
- Class A
146,431
0.1
1,968
(2)
Inter Parfums, Inc.
178,773
0.1
1,686  J & J Snack Foods
Corp.
133,649
0.1
986  John B Sanfilippo &
Son, Inc.
78,219
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
2,184  Lancaster Colony
Corp.
$ 302,113
0.1
2,177
Limoneira Co.
29,215
0.0
4,142
(1)(2)
Mama's Creations, Inc.
63,538
0.0
1,587
MGP Ingredients, Inc.
29,185
0.0
5,019
(1)(2)
Mission Produce, Inc.
69,061
0.0
2,655
(1)
National Beverage
Corp.
89,341
0.0
1,514  Natural Grocers by
Vitamin Cottage, Inc.
39,137
0.0
1,744
(1)
Nature's Sunshine
Products, Inc.
41,839
0.0
4,996  Nu Skin Enterprises,
Inc. - Class A
36,371
0.0
1,242
(2)
Oil-Dri Corp. of
America
80,842
0.0
15,750
(1)
Olaplex Holdings, Inc.
31,973
0.0
2,792
PriceSmart, Inc.
420,196
0.1
537
(1)
Seneca Foods Corp.
- Class A
81,151
0.0
9,616
(1)(2)
Simply Good Foods
Co.
137,990
0.1
2,472  Spectrum Brands
Holdings, Inc.
182,186
0.1
10,734
(1)
SunOpta, Inc.
69,556
0.0
2,264
(2)
Tootsie Roll Industries,
Inc.
96,716
0.0
1,941  Turning Point Brands,
Inc.
168,459
0.1
6,540
(1)
United Natural Foods,
Inc.
294,692
0.1
2,719
Universal Corp.
143,291
0.1
1,214
(1)
USANA Health
Sciences, Inc.
21,209
0.0
8,626
Utz Brands, Inc.
68,318
0.0
1,228  Village Super Market,
Inc. - Class A
51,858
0.0
4,956
(1)
Vita Coco Co., Inc.
237,442
0.1
3,897
(1)(2)
Vital Farms, Inc.
55,026
0.0
6,004
(1)
Waldencast PLC
- Class A
5,702
0.0
1,484
WD-40 Co.
302,647
0.1
1,542
(2)
Weis Markets, Inc.
105,457
0.0
4,208
(1)(2)
Westrock Coffee Co.
17,884
0.0
5,813,171
1.8
Energy : 6.5%
18,578
Archrock, Inc.
646,514
0.2
4,240  Ardmore Shipping
Corp.
64,660
0.0
8,551
(2)
Atlas Energy Solutions,
Inc.
112,189
0.0
1,935
(1)
BKV Corp.
55,186
0.0
28,829
Borr Drilling Ltd.
166,343
0.1
3,318
Bristow Group, Inc.
155,581
0.1
7,600
Cactus, Inc. - Class A
360,012
0.1
8,069
(2)
California Resources
Corp.
558,536
0.2
7,646
(1)(2)
Calumet, Inc.
274,491
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
1,844
(1)(2)
Centrus Energy Corp.
- Class A
$ 320,100
0.1
20,854
(1)
Clean Energy Fuels
Corp.
51,718
0.0
14,510
(1)(2)
CNX Resources Corp.
559,361
0.2
8,313
(1)(2)
Comstock Resources,
Inc.
175,238
0.1
5,646
(2)
Core Laboratories, Inc.
94,796
0.0
5,590  Core Natural
Resources, Inc.
585,441
0.2
26,828
(2)
Crescent Energy Co.
- Class A
362,178
0.1
3,479
(1)(2)
CVR Energy, Inc.
117,068
0.0
6,491  Delek US Holdings,
Inc.
292,549
0.1
14,433
DHT Holdings, Inc.
263,691
0.1
6,575
Diversified Energy Co.
114,668
0.0
2,424
(1)
DMC Global, Inc.
12,629
0.0
4,190
Dorian LPG Ltd.
143,298
0.1
21,968
(1)
Encore Energy Corp.
39,542
0.0
25,433
(1)(2)
Energy Fuels, Inc./
Canada
464,152
0.1
2,701  Excelerate Energy, Inc.
- Class A
90,267
0.0
9,619
(1)
Expro Group Holdings
NV
167,467
0.1
3,522
FLEX LNG Ltd.
104,639
0.0
2,146  Flowco Holdings, Inc.
- Class A
44,208
0.0
1,322
(1)
Forum Energy
Technologies, Inc.
77,549
0.0
27,006
(1)(2)
Gevo, Inc.
73,726
0.0
10,664
Golar LNG Ltd.
577,029
0.2
6,678  Granite Ridge
Resources, Inc.
39,200
0.0
7,361
(1)
Green Plains, Inc.
121,088
0.0
1,711
(1)
Gulfport Energy Corp.
361,996
0.1
16,287
(1)
Helix Energy Solutions
Group, Inc.
161,078
0.1
10,795  Helmerich & Payne,
Inc.
388,944
0.1
2,036
(2)
HighPeak Energy, Inc.
14,048
0.0
1,708
(1)
Infinity Natural
Resources, Inc. - Class
A
30,078
0.0
4,763
(1)
Innovex International,
Inc.
116,170
0.0
4,440
(2)
International Seaways,
Inc.
323,587
0.1
4,941
(2)
Kinetik Holdings, Inc.
239,194
0.1
9,114  Kodiak Gas Services,
Inc.
531,528
0.2
4,266
(1)
Kolibri Global Energy,
Inc.
23,420
0.0
52,780
(1)
Kosmos Energy Ltd.
146,728
0.1
17,272
Liberty Energy, Inc.
497,434
0.2
2,876
(1)
Lightbridge Corp.
30,658
0.0
19,703  Magnolia Oil & Gas
Corp. - Class A
622,024
0.2
14,839
Murphy Oil Corp.
612,109
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
1,578
(1)
Nabors Industries Ltd.
$ 135,803
0.0
7,110
(1)
National Energy
Services Reunited
Corp.
152,652
0.1
1,394  Natural Gas Services
Group, Inc.
52,610
0.0
3,566  Navigator Holdings
Ltd.
68,931
0.0
19,092
(1)(2)
New Fortress Energy,
Inc.
11,264
0.0
18,369
(1)(2)
NextDecade Corp.
140,707
0.0
13,855
(2)
Noble Corp. PLC
679,865
0.2
23,225
(2)
Nordic American
Tankers Ltd.
136,099
0.0
10,288  Northern Oil and Gas,
Inc.
300,718
0.1
10,478
(1)
Oceaneering
International, Inc.
371,655
0.1
6,788
(1)
Oil States International,
Inc.
79,012
0.0
5,437
(1)
Par Pacific Holdings,
Inc.
340,574
0.1
38,149
(2)
Patterson-UTI Energy,
Inc.
413,154
0.1
9,165  PBF Energy, Inc.
- Class A
436,437
0.1
13,423
(2)
Peabody Energy Corp.
442,288
0.1
2,718
(1)
ProFrac Holding Corp.
- Class A
16,852
0.0
9,897
(1)
ProPetro Holding Corp.
142,616
0.1
3,420
(1)
REX American
Resources Corp.
155,849
0.1
1,583  Riley Exploration
Permian, Inc.
57,700
0.0
10,500
(2)
RPC, Inc.
74,340
0.0
13,531
(1)(2)
Sable Offshore Corp.
223,532
0.1
4,253  SandRidge Energy,
Inc.
69,366
0.0
4,922
Scorpio Tankers, Inc.
367,477
0.1
2,771
(1)
SEACOR Marine
Holdings, Inc.
19,840
0.0
7,027
(1)
Seadrill Ltd.
319,729
0.1
10,731  Select Water Solutions,
Inc.
164,184
0.1
13,484
(2)
SFL Corp. Ltd.
145,492
0.1
27,254
(2)
SM Energy Co.
849,780
0.3
4,935  Solaris Oilfield
Infrastructure, Inc.
- Class A
278,877
0.1
1,233
(1)
Summit Midstream
Corp.
37,286
0.0
13,701
(1)
Talos Energy, Inc.
215,928
0.1
6,536
Teekay Corp. Ltd.
79,805
0.0
2,668  Teekay Tankers Ltd.
- Class A
195,618
0.1
14,538
(1)
TETRA Technologies,
Inc.
123,864
0.0
5,457
(1)
Tidewater, Inc.
455,932
0.1
98,203
(1)
Transocean Ltd.
651,086
0.2
52,225
(1)(2)
Uranium Energy Corp.
705,038
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
12,436
(2)
VAALCO Energy, Inc.
$ 78,844
0.0
6,847
(1)
Valaris Ltd.
671,280
0.2
3,411
(2)
Vitesse Energy, Inc.
61,944
0.0
11,612
W&T Offshore, Inc.
39,597
0.0
5,964  World Fuel Services
Corp.
137,589
0.0
21,485,324
6.5
Financials : 16.4%
2,215
1st Source Corp.
153,300
0.1
3,765
(2)
Abacus Global
Management, Inc.
29,668
0.0
1,372
ACNB Corp.
65,678
0.0
2,830
Alerus Financial Corp.
67,099
0.0
5,772
(1)(2)
AlTi Global, Inc.
20,895
0.0
2,789  Amalgamated
Financial Corp.
108,408
0.0
4,940
(1)
Ambac Financial
Group, Inc.
22,971
0.0
4,424
Amerant Bancorp, Inc.
97,505
0.0
2,884  American Coastal
Insurance Corp.
32,445
0.0
7,054
Ameris Bancorp
550,141
0.2
2,387
AMERISAFE, Inc.
79,559
0.0
16,343
(2)
Apollo Commercial
Real Estate Finance,
Inc.
172,582
0.1
21,617
(2)
Arbor Realty Trust, Inc.
166,667
0.1
7,227
(2)
Ares Commercial Real
Estate Corp.
34,690
0.0
10,638
(2)
ARMOUR Residential
REIT, Inc.
177,442
0.1
2,353
Arrow Financial Corp.
78,990
0.0
6,914  Artisan Partners Asset
Management, Inc.
- Class A
251,600
0.1
17,037
Associated Banc-Corp.
440,577
0.1
15,439
(2)
Atlantic Union
Bankshares Corp.
551,790
0.2
644
(1)(2)
Atlanticus Holdings
Corp.
33,791
0.0
5,928
(1)
Axos Financial, Inc.
504,414
0.2
1,593
(1)
Bakkt Holdings, Inc.
11,724
0.0
14,212
Banc of California, Inc.
249,847
0.1
2,385
(2)
BancFirst Corp.
258,773
0.1
3,182  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
162,537
0.1
4,624
(1)
Bancorp, Inc.
248,448
0.1
1,028
(2)
Bank First Corp.
138,842
0.1
4,226
Bank of Hawaii Corp.
313,780
0.1
2,088
Bank of Marin Bancorp
53,515
0.0
4,581  Bank of NT Butterfield
& Son Ltd.
240,411
0.1
7,956
BankUnited, Inc.
359,293
0.1
1,127  Bankwell Financial
Group, Inc.
54,682
0.0
3,645
Banner Corp.
221,179
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,246  Bar Harbor
Bankshares
$ 72,883
0.0
1,812
BayCom Corp.
53,862
0.0
9,295  Berkshire Hills
Bancorp, Inc.
278,850
0.1
603
(1)(2)
Better Home &
Finance Holding Co.
21,479
0.0
40,352  BGC Group, Inc.
- Class A
394,643
0.1
17,887
(2)
Blackstone Mortgage
Trust, Inc. - Class A
342,536
0.1
3,558
(1)(2)
Blue Foundry Bancorp
47,108
0.0
1,846
(1)
Bowhead Specialty
Holdings, Inc.
41,406
0.0
5,020  Bread Financial
Holdings, Inc.
375,948
0.1
3,277
(1)
Bridgewater
Bancshares, Inc.
58,003
0.0
3,142  Brightsphere
Investment Group, Inc.
170,988
0.1
17,187  BrightSpire Capital,
Inc.
96,247
0.0
10,117
(1)(2)
BRP Group, Inc.
- Class A
221,967
0.1
21,861
Burford Capital Ltd.
98,812
0.0
1,731  Burke & Herbert
Financial Services
Corp.
107,824
0.0
3,719  Business First
Bancshares, Inc.
100,562
0.0
3,317
Byline Bancorp, Inc.
104,718
0.0
2,997
California BanCorp
53,107
0.0
2,144  Camden National
Corp.
101,733
0.0
5,753
(2)
Cannae Holdings, Inc.
65,412
0.0
5,931
(1)(2)
Cantaloupe, Inc.
64,114
0.0
1,643
Capital Bancorp, Inc.
48,863
0.0
1,928  Capital City Bank
Group, Inc.
83,791
0.0
14,929  Capitol Federal
Financial, Inc.
106,444
0.0
3,397
(1)
Carter Bankshares,
Inc.
79,218
0.0
1,695  Cass Information
Systems, Inc.
74,614
0.0
7,064  Cathay General
Bancorp
352,211
0.1
3,404  Central Pacific
Financial Corp.
108,792
0.0
9,839  Chimera Investment
Corp.
123,479
0.0
1,754  ChoiceOne Financial
Services, Inc.
49,322
0.0
2,465  Citizens & Northern
Corp.
55,068
0.0
656  Citizens Financial
Services, Inc.
40,114
0.0
5,799
(1)
Citizens, Inc.
29,169
0.0
1,579
(2)
City Holding Co.
188,722
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,318  Civista Bancshares,
Inc.
$ 52,827
0.0
11,353
(1)
Claros Mortgage Trust,
Inc.
27,020
0.0
3,177
CNB Financial Corp.
92,006
0.0
10,372  CNO Financial Group,
Inc.
425,874
0.1
1,505
(1)
Coastal Financial
Corp.
114,530
0.0
3,144
Cohen & Steers, Inc.
196,657
0.1
4,145
(1)(2)
Columbia Financial,
Inc.
72,579
0.0
5,873  Community Bank
System, Inc.
344,451
0.1
2,139  Community Trust
Bancorp, Inc.
129,880
0.1
2,365  Community West
Bancshares
55,104
0.0
8,077  Compass Diversified
Holdings
63,485
0.0
5,678  ConnectOne Bancorp,
Inc.
152,000
0.1
3,329
(1)
Customers Bancorp,
Inc.
231,066
0.1
13,926
(2)
CVB Financial Corp.
270,025
0.1
1,108
(1)(2)
Dave, Inc.
192,892
0.1
323  Diamond Hill
Investment Group, Inc.
55,588
0.0
19,262  DigitalBridge Group,
Inc.
297,020
0.1
4,672
(2)
Dime Community
Bancshares, Inc.
158,007
0.1
2,944
(1)
Donnelley Financial
Solutions, Inc.
138,780
0.1
17,559
(2)
Dynex Capital, Inc.
224,053
0.1
3,259
(2)
Eagle Bancorp, Inc.
81,051
0.0
23,857  Eastern Bankshares,
Inc.
466,643
0.2
10,926
(2)
Ellington Financial, Inc.
129,473
0.1
2,654  Employers Holdings,
Inc.
109,186
0.0
3,290
Enact Holdings, Inc.
134,265
0.1
2,446
(1)
Encore Capital Group,
Inc.
171,514
0.1
2,661
(1)
Enova International,
Inc.
361,444
0.1
4,233  Enterprise Financial
Services Corp.
229,048
0.1
2,112  Equity Bancshares,
Inc. - Class A
93,794
0.0
907
(2)
Esquire Financial
Holdings, Inc.
97,502
0.0
10,109
Essent Group Ltd.
590,770
0.2
7,329
EVERTEC, Inc.
206,824
0.1
4,086  F&G Annuities & Life,
Inc.
103,458
0.0
2,003  Farmers & Merchants
Bancorp, Inc./Archbold
OH
51,417
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,927  Farmers National Banc
Corp.
$ 91,159
0.0
4,545
FB Financial Corp.
236,067
0.1
1,050  Federal Agricultural
Mortgage Corp. - Class
C
155,767
0.1
6,591  Fidelis Insurance
Holdings Ltd.
125,954
0.0
818  Fidelity D&D Bancorp,
Inc.
35,403
0.0
2,110  Financial Institutions,
Inc.
66,908
0.0
2,002
First Bancorp, Inc.
56,116
0.0
16,998  First BanCorp/Puerto
Rico
363,077
0.1
4,502
(2)
First Bancorp/Southern
Pines NC
253,688
0.1
3,759
First Bank/Hamilton NJ
60,144
0.0
9,431
First Busey Corp.
238,321
0.1
1,124  First Business
Financial Services, Inc.
60,617
0.0
233
First Capital, Inc.
11,564
0.0
11,528  First Commonwealth
Financial Corp.
202,662
0.1
2,336  First Community
Bankshares, Inc.
96,991
0.0
11,109
First Financial Bancorp
309,719
0.1
14,807  First Financial
Bankshares, Inc.
436,066
0.1
1,591
First Financial Corp.
100,551
0.0
7,601
(1)
First Foundation, Inc.
44,846
0.0
9,117
(2)
First Interstate
BancSystem, Inc.
- Class A
304,508
0.1
6,878
First Merchants Corp.
266,385
0.1
2,898  First Mid Bancshares,
Inc.
119,369
0.0
4,359  FirstCash Holdings,
Inc.
819,492
0.3
1,559
(1)(2)
Firstsun Capital
Bancorp
56,841
0.0
2,372
Five Star Bancorp
89,472
0.0
3,979  Flushing Financial
Corp.
61,117
0.0
13,280
(1)
Flywire Corp.
154,579
0.1
9,723
(2)
Franklin BSP Realty
Trust, Inc.
82,548
0.0
19,241
(2)
Fulton Financial Corp.
391,362
0.1
1,039
(1)
GBank Financial
Holdings, Inc.
27,804
0.0
5,393  GCM Grosvenor, Inc.
- Class A
52,851
0.0
42,469
(1)
Genworth Financial,
Inc. - Class A
344,848
0.1
4,507
(2)
German American
Bancorp, Inc.
188,348
0.1
14,058
(2)
Glacier Bancorp, Inc.
627,971
0.2
2,686
(1)(2)
Goosehead Insurance,
Inc. - Class A
114,585
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,148  Great Southern
Bancorp, Inc.
$ 72,473
0.0
6,124
(1)
Green Dot Corp.
- Class A
68,711
0.0
1,026  Greene County
Bancorp, Inc.
22,993
0.0
3,970
(1)
Greenlight Capital Re
Ltd. - Class A
68,641
0.0
5,033  Hamilton Insurance
Group Ltd. - Class B
150,134
0.1
8,839  Hancock Whitney
Corp.
562,072
0.2
3,503
Hanmi Financial Corp.
92,339
0.0
13,598
(2)
Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
499,726
0.2
862  Hawthorn Bancshares,
Inc.
29,041
0.0
2,196
HBT Financial, Inc.
58,677
0.0
1,031
HCI Group, Inc.
159,403
0.1
7,200  Heritage Commerce
Corp.
89,856
0.0
4,316  Heritage Financial
Corp.
112,216
0.0
2,680
(1)
Heritage Insurance
Holdings, Inc.
70,350
0.0
4,852
Hilltop Holdings, Inc.
173,799
0.1
203  Hingham Institution For
Savings The
58,026
0.0
2,162
(1)
Hippo Holdings, Inc.
56,342
0.0
1,044
Home Bancorp, Inc.
63,246
0.0
20,112  Home BancShares,
Inc.
541,616
0.2
3,904
(2)
HomeStreet, Inc.
- Class A
57,584
0.0
2,253  HomeTrust
Bancshares, Inc.
96,090
0.0
13,492
Hope Bancorp, Inc.
150,706
0.1
4,575  Horace Mann
Educators Corp.
195,261
0.1
5,578
Horizon Bancorp, Inc.
92,427
0.0
5,390
(2)
Independent Bank
Corp.
405,382
0.1
2,644  Independent Bank
Corp. Michigan
88,045
0.0
5,818
(1)
Innventure, Inc.
22,748
0.0
6,044  International
Bancshares Corp.
406,701
0.1
2,830
(1)
International Money
Express, Inc.
44,714
0.0
7,267
(2)
Invesco Mortgage
Capital, Inc.
58,717
0.0
181
Investors Title Co.
39,339
0.0
7,282  Jackson Financial, Inc.
- Class A
769,853
0.2
4,332  James River Group
Holdings, Inc.
27,292
0.0
1,503
Jefferson Capital, Inc.
28,903
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,021  John Marshall
Bancorp, Inc.
$ 40,986
0.0
7,227
Kearny Financial Corp.
54,564
0.0
1,430
Kingstone Cos., Inc.
20,835
0.0
2,550
(1)
Kingsway Financial
Services, Inc.
26,596
0.0
6,793
(2)
KKR Real Estate
Finance Trust, Inc.
41,573
0.0
13,651
Ladder Capital Corp.
133,370
0.1
2,905  Lakeland Financial
Corp.
166,689
0.1
6,664
(1)
Lemonade, Inc.
417,700
0.1
12,980
(1)
LendingClub Corp.
185,874
0.1
1,291
(1)
LendingTree, Inc.
55,358
0.0
4,042  Live Oak Bancshares,
Inc.
133,669
0.1
8,690
(1)
loanDepot, Inc. - Class
A
12,340
0.0
5,515
Marex Group PLC
245,859
0.1
41,927
(1)
Marqeta, Inc. - Class A
171,062
0.1
5,657
(1)
MBIA, Inc.
33,433
0.0
2,166
Mercantile Bank Corp.
109,383
0.0
3,045
(2)
Merchants Bancorp
130,661
0.1
3,016
Mercury General Corp.
265,860
0.1
2,919  Metrocity Bankshares,
Inc.
83,688
0.0
1,053  Metropolitan Bank
Holding Corp.
87,704
0.0
12,534
MFA Financial, Inc.
120,076
0.0
2,249
(1)
Miami International
Holdings, Inc.
87,531
0.0
2,562  Mid Penn Bancorp,
Inc.
82,394
0.0
2,639  Midland States
Bancorp, Inc.
58,876
0.0
8,208
(2)
Moelis & Co. - Class A
467,856
0.2
4,212  National Bank Holdings
Corp. - Class A
164,942
0.1
7,135
Navient Corp.
58,364
0.0
4,542
NB Bancorp, Inc.
95,700
0.0
5,932
NBT Bancorp, Inc.
252,585
0.1
1,268
Nelnet, Inc. - Class A
163,521
0.1
4,680
(1)
NerdWallet, Inc.
- Class A
48,578
0.0
33,212  New York Community
Bancorp, Inc.
437,402
0.1
10,404
(2)
New York Mortgage
Trust, Inc.
76,573
0.0
2,756
NewtekOne, Inc.
30,178
0.0
2,097  Nicolet Bankshares,
Inc.
311,656
0.1
8,602
(1)
NMI Holdings, Inc.
- Class A
322,661
0.1
911
Northeast Bank
102,369
0.0
1,763  Northeast Community
Bancorp, Inc.
41,959
0.0
4,958  Northfield Bancorp,
Inc.
67,131
0.0
2,799
Northrim BanCorp, Inc.
64,041
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
15,241  Northwest Bancshares,
Inc.
$ 193,408
0.1
1,169  Norwood Financial
Corp.
34,392
0.0
6,330  OceanFirst Financial
Corp.
114,193
0.0
807
(1)
Ocwen Financial Corp.
31,691
0.0
4,795
OFG Bancorp
194,006
0.1
36,873
Old National Bancorp
814,893
0.3
5,806  Old Second Bancorp,
Inc.
117,049
0.0
12,964
(1)
Open Lending Corp.
16,205
0.0
3,946
(1)(2)
Oportun Financial
Corp.
18,191
0.0
2,681
OppFi, Inc.
20,671
0.0
1,363  Orange County
Bancorp, Inc.
43,589
0.0
12,567
(2)
Orchid Island Capital,
Inc.
88,346
0.0
3,540
Origin Bancorp, Inc.
146,768
0.1
2,327  Orrstown Financial
Services, Inc.
83,958
0.0
21,822
(1)
Oscar Health, Inc.
- Class A
250,298
0.1
6,355
(2)
P10, Inc. - Class A
46,137
0.0
20,212
(2)
Pagseguro Digital Ltd.
- Class A
202,524
0.1
2,974
(1)
Palomar Holdings, Inc.
355,393
0.1
1,700
Park National Corp.
277,865
0.1
2,455  Pathward Financial,
Inc.
219,060
0.1
7,085
(2)
Patria Investments Ltd.
- Class A
89,271
0.0
8,798
(1)
Patriot National
Bancorp, Inc.
11,349
0.0
31,775
(1)
Payoneer Global, Inc.
153,473
0.1
3,839
(1)(2)
Paysafe Ltd.
26,144
0.0
3,852
(1)
Paysign, Inc.
22,727
0.0
2,218  Peapack-Gladstone
Financial Corp.
78,096
0.0
3,231  PennyMac Financial
Services, Inc.
282,389
0.1
10,846
(2)
PennyMac Mortgage
Investment Trust
126,464
0.0
4,066
Peoples Bancorp, Inc.
133,649
0.1
1,415  Peoples Financial
Services Corp.
75,462
0.0
6,921
(2)
Perella Weinberg
Partners
125,685
0.0
7,780
Piper Sandler Cos.
595,559
0.2
2,575  PJT Partners, Inc.
- Class A
359,779
0.1
923
Plumas Bancorp
45,061
0.0
3,084
(1)
Ponce Financial
Group, Inc.
51,534
0.0
4,735
(1)
PRA Group, Inc.
82,863
0.0
1,352  Preferred Bank/Los
Angeles CA
122,613
0.0
2,725
(1)(2)
Priority Technology
Holdings, Inc.
12,862
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
5,209
(1)
ProAssurance Corp.
$ 128,766
0.0
4,379
PROG Holdings, Inc.
125,634
0.0
14,275  Provident Financial
Services, Inc.
302,059
0.1
1,954
QCR Holdings, Inc.
166,969
0.1
14,721
Radian Group, Inc.
486,971
0.2
20,361
(2)
Ready Capital Corp.
32,985
0.0
770  Red River Bancshares,
Inc.
69,639
0.0
17,157
Redwood Trust, Inc.
96,251
0.0
1,134  Regional Management
Corp.
36,571
0.0
17,511
(1)
Remitly Global, Inc.
274,397
0.1
10,245
Renasant Corp.
370,152
0.1
9,192
(1)
Repay Holdings Corp.
23,899
0.0
1,240  Republic Bancorp, Inc.
- Class A
87,482
0.0
1,295
(1)(2)
Root, Inc. - Class A
57,200
0.0
4,370
S&T Bancorp, Inc.
182,797
0.1
1,708  Safety Insurance
Group, Inc.
124,069
0.0
9,328  Seacoast Banking
Corp. of Florida
282,545
0.1
6,603  Selective Insurance
Group, Inc.
497,800
0.2
15,474
(1)
Selectquote, Inc.
9,741
0.0
5,738  ServisFirst
Bancshares, Inc.
417,899
0.1
1,739
(1)
Sezzle, Inc.
110,061
0.0
4,121  Shore Bancshares,
Inc.
76,980
0.0
1,857
Sierra Bancorp
62,989
0.0
15,155  Simmons First National
Corp. - Class A
294,765
0.1
11,761
(1)
SiriusPoint Ltd.
253,332
0.1
3,996
(1)
Skyward Specialty
Insurance Group, Inc.
174,545
0.1
6,860
(1)(2)
Slide Insurance
Holdings, Inc.
123,480
0.0
2,210
SmartFinancial, Inc.
86,367
0.0
1,822  South Plains Financial,
Inc.
76,342
0.0
1,150
(1)
Southern First
Bancshares, Inc.
62,675
0.0
1,340  Southern Missouri
Bancorp, Inc.
85,680
0.0
3,696  Southside Bancshares,
Inc.
114,909
0.0
5,226
Stellar Bancorp, Inc.
191,324
0.1
7,034  StepStone Group, Inc.
- Class A
335,662
0.1
3,139  Stewart Information
Services Corp.
193,300
0.1
3,094
(2)
Stock Yards Bancorp,
Inc.
205,101
0.1
27,696
(1)(2)
StoneCo Ltd. - Class A
391,068
0.1
7,699
(1)
StoneX Group, Inc.
620,924
0.2
4,778
(1)
Texas Capital
Bancshares, Inc.
453,337
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,706
(1)
Third Coast
Bancshares, Inc.
$ 64,538
0.0
1,430  Timberland Bancorp,
Inc.
56,385
0.0
2,942
Tiptree, Inc.
49,779
0.0
1,693  Tompkins Financial
Corp.
133,476
0.1
7,889  Towne Bank/
Portsmouth VA
265,623
0.1
8,782  TPG RE Finance Trust,
Inc.
68,587
0.0
3,634
TriCo Bancshares
172,760
0.1
2,526
(1)(2)
Triumph Financial, Inc.
150,701
0.1
4,172
(1)(2)
Trupanion, Inc.
106,845
0.0
2,260  TrustCo Bank Corp.
NY
98,943
0.0
6,065
Trustmark Corp.
255,579
0.1
12,630  Two Harbors
Investment Corp.
144,235
0.1
7,898
UMB Financial Corp.
890,815
0.3
14,999  United Bankshares,
Inc.
621,259
0.2
13,100  United Community
Banks, Inc.
412,519
0.1
2,596
United Fire Group, Inc.
96,208
0.0
1,051
Unity Bancorp, Inc.
54,473
0.0
3,039  Universal Insurance
Holdings, Inc.
103,812
0.0
3,553
Univest Financial Corp.
121,726
0.0
9,455
(1)(2)
Upstart Holdings, Inc.
242,521
0.1
51,628  Valley National
Bancorp
633,992
0.2
4,956  Victory Capital
Holdings, Inc. - Class A
324,519
0.1
728  Virtus Investment
Partners, Inc.
97,807
0.0
3,691
Walker & Dunlop, Inc.
163,807
0.1
8,306
(2)
Washington Federal,
Inc.
260,808
0.1
2,181  Washington Trust
Bancorp, Inc.
72,976
0.0
2,456  Waterstone Financial,
Inc.
44,282
0.0
3,167
(1)
Wealthfront Corp.
29,295
0.0
29,592
(1)
Webull Corp.
142,042
0.1
10,476
WesBanco, Inc.
361,317
0.1
2,561
West BanCorp, Inc.
60,926
0.0
2,681
Westamerica BanCorp
139,814
0.1
13,355
WisdomTree, Inc.
194,449
0.1
314
(1)(2)
World Acceptance
Corp.
42,403
0.0
5,875
WSFS Financial Corp.
384,577
0.1
54,252,287
16.4
Health Care : 17.1%
11,815
(1)(2)
10X Genomics, Inc.
- Class A
250,832
0.1
5,099
(1)
4D Molecular
Therapeutics, Inc.
47,472
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,048
(1)(2)
Abeona Therapeutics,
Inc.
$ 22,615
0.0
14,431
(1)(2)
Absci Corp.
43,293
0.0
13,822
(1)
ACADIA
Pharmaceuticals, Inc.
307,678
0.1
10,473
(1)
Aclaris Therapeutics,
Inc.
39,274
0.0
10,669
(1)
AdaptHealth Corp.
126,961
0.1
16,639
(1)
Adaptive
Biotechnologies Corp.
230,949
0.1
10,951
(1)
ADC Therapeutics SA
41,066
0.0
2,043
(1)
Addus HomeCare
Corp.
191,327
0.1
25,744
(1)
ADMA Biologics, Inc.
231,953
0.1
1,410
(1)
agilon health, Inc.
11,153
0.0
6,286
(1)
Agios
Pharmaceuticals, Inc.
212,655
0.1
29,303
(1)
Akebia Therapeutics,
Inc.
40,731
0.0
7,912
(3)(4)
Akero Therapeutics,
Inc.
5,143
0.0
1,887
(1)(2)
Aktis Oncology, Inc.
33,758
0.0
6,222
(1)
Aldeyra Therapeutics,
Inc.
10,515
0.0
10,036
(1)
Alector, Inc.
21,577
0.0
20,190
(1)
Alignment Healthcare,
Inc.
355,748
0.1
17,866
(1)(2)
Alkermes PLC
631,742
0.2
16,156
(1)
Allogene Therapeutics,
Inc.
39,421
0.0
13,118
(1)
Alphatec Holdings, Inc.
142,724
0.1
13,261
(1)(2)
Altimmune, Inc.
40,844
0.0
7,404
(1)
Alumis, Inc.
163,110
0.1
31,015
(1)
Amicus Therapeutics,
Inc.
448,477
0.1
4,269
(1)
AMN Healthcare
Services, Inc.
78,293
0.0
16,553
(1)
Amneal
Pharmaceuticals, Inc.
205,754
0.1
4,073
(1)(2)
Amphastar
Pharmaceuticals, Inc.
79,790
0.0
9,685
(1)(2)
Amylyx
Pharmaceuticals, Inc.
134,621
0.1
2,125
(1)
AnaptysBio, Inc.
117,852
0.0
9,749
(1)
Anavex Life Sciences
Corp.
29,929
0.0
4,626
(1)
AngioDynamics, Inc.
52,598
0.0
2,027
(1)(2)
ANI Pharmaceuticals,
Inc.
155,876
0.1
1,433
(1)
Anika Therapeutics,
Inc.
20,778
0.0
14,109
(1)
Annexon, Inc.
78,164
0.0
8,391
(1)(2)
Anteris Technologies
Global Corp.
46,570
0.0
4,841
(1)(2)
Apogee Therapeutics,
Inc.
407,467
0.1
4,603
(1)(2)
Apollo Medical
Holdings, Inc.
112,866
0.0
10,883
(1)(2)
Aquestive
Therapeutics, Inc.
45,164
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
18,256
(1)
Arbutus Biopharma
Corp.
$ 82,152
0.0
4,066
(1)
Arcellx, Inc.
466,858
0.2
2,913
(1)(2)
Arcturus Therapeutics
Holdings, Inc.
22,488
0.0
8,901
(1)
Arcus Biosciences, Inc.
192,262
0.1
11,982
(1)
Arcutis
Biotherapeutics, Inc.
282,296
0.1
26,525
(1)
Ardelyx, Inc.
158,885
0.1
2,828
(1)
Ardent Health
Partners, Inc.
24,208
0.0
3,246
(1)(2)
ArriVent Biopharma,
Inc.
74,885
0.0
14,535
(1)(2)
Arrowhead
Pharmaceuticals, Inc.
911,344
0.3
6,321
(1)(2)
ARS Pharmaceuticals,
Inc.
50,758
0.0
4,276
(1)
Artivion, Inc.
156,587
0.1
6,817
(1)
Arvinas, Inc.
72,260
0.0
8,971
(1)(2)
Atea Pharmaceuticals,
Inc.
48,264
0.0
5,376
(1)
AtriCure, Inc.
153,377
0.1
1,262
(1)(2)
Atrium Therapeutics,
Inc.
16,873
0.0
10,338
(1)(2)
aTyr Pharma, Inc.
8,064
0.0
5,454
(1)
Aura Biosciences, Inc.
36,487
0.0
13,136
(1)
Aurinia
Pharmaceuticals, Inc.
194,675
0.1
5,429
(1)
Avanos Medical, Inc.
76,060
0.0
6,652
(1)
Aveanna Healthcare
Holdings, Inc.
42,839
0.0
5,022
(1)
Axogen, Inc.
166,379
0.1
4,590
(1)
Axsome Therapeutics,
Inc.
775,802
0.2
4,502
(1)
Azenta, Inc.
95,127
0.0
10,693
(1)
Beam Therapeutics,
Inc.
254,814
0.1
1,742
(1)
Benitec Biopharma,
Inc.
18,552
0.0
4,152
(1)(2)
Beta Bionics, Inc.
41,603
0.0
3,673
(1)
Bicara Therapeutics,
Inc.
73,056
0.0
3,198
(1)(2)
BioAge Labs, Inc.
55,933
0.0
25,111
(1)(2)
BioCryst
Pharmaceuticals, Inc.
239,057
0.1
12,667
(1)
Biohaven Ltd.
107,163
0.0
4,276
(1)
BioLife Solutions, Inc.
81,586
0.0
5,680
(1)
Bioventus, Inc. - Class
A
51,858
0.0
17,409
(1)
Bridgebio Pharma, Inc.
1,292,792
0.4
708
(1)
Bright Minds
Biosciences, Inc.
51,663
0.0
14,080
(1)
BrightSpring Health
Services, Inc.
599,949
0.2
25,563
(1)
Brookdale Senior
Living, Inc.
349,702
0.1
21,853
(1)(2)
Butterfly Network, Inc.
88,286
0.0
4,248
(1)
Candel Therapeutics,
Inc.
20,815
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,719
(1)
Capricor Therapeutics,
Inc.
$ 143,458
0.1
3,022
(1)
CapsoVision, Inc.
22,030
0.0
7,950
(1)(2)
Cardiff Oncology, Inc.
12,879
0.0
5,752
(1)
CareDx, Inc.
99,855
0.0
1,026
(1)
Cartesian
Therapeutics, Inc.
6,310
0.0
31,066
(3)(4)
Cartesian
Therapeutics, Inc. CVR
5,592
0.0
3,251
(1)
Castle Biosciences,
Inc.
79,812
0.0
12,800
(1)
Catalyst
Pharmaceuticals, Inc.
316,928
0.1
3,769
(1)(2)
Celcuity, Inc.
430,194
0.1
7,439
(1)(2)
Celldex Therapeutics,
Inc.
235,965
0.1
2,977
(1)
Ceribell, Inc.
54,568
0.0
22,552
(1)
Cerus Corp.
41,045
0.0
6,305
(1)(2)
CG oncology, Inc.
426,722
0.1
915
(1)(2)
Claritev Corp.
14,951
0.0
3,037
(1)(2)
ClearPoint Neuro, Inc.
27,637
0.0
46,052
(1)(2)
Clover Health
Investments Corp.
81,051
0.0
9,004
(1)
Codexis, Inc.
14,676
0.0
15,449
(1)
Cogent Biosciences,
Inc.
594,632
0.2
10,526
(1)
Coherus Biosciences,
Inc.
17,789
0.0
3,544
(1)
Collegium
Pharmaceutical, Inc.
117,200
0.0
14,819
(1)
Community Health
Systems, Inc.
43,568
0.0
14,035
(1)
Compass
Therapeutics, Inc.
74,245
0.0
1,174
(1)
Computer Programs
and Systems, Inc.
17,187
0.0
12,812  Concentra Group
Holdings Parent, Inc.
274,817
0.1
3,530
CONMED Corp.
124,821
0.0
7,655
(1)(2)
CorMedix, Inc.
51,977
0.0
3,243
(1)
CorVel Corp.
177,230
0.1
6,771
(1)(2)
Corvus
Pharmaceuticals, Inc.
99,060
0.0
10,779
(1)(2)
Crinetics
Pharmaceuticals, Inc.
391,493
0.1
9,768
(1)(2)
CRISPR Therapeutics
AG
464,664
0.2
3,706
(1)
Cross Country
Healthcare, Inc.
34,836
0.0
5,713
(1)
CryoPort, Inc.
47,304
0.0
5,965
(1)
Cullinan Oncology, Inc.
84,763
0.0
1,849
(1)
CVRx, Inc.
17,492
0.0
13,430
(1)
Cytek Biosciences, Inc.
58,689
0.0
13,127
(1)
Cytokinetics, Inc.
865,201
0.3
8,284
(1)
Day One
Biopharmaceuticals,
Inc.
177,609
0.1
10,398
(1)
Definium Therapeutics,
Inc.
196,522
0.1
3,499
(1)(2)
Delcath Systems, Inc.
32,471
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
15,035
(1)
Denali Therapeutics,
Inc.
$ 288,672
0.1
3,251
(1)
Design Therapeutics,
Inc.
34,591
0.0
3,515
(1)
DiaMedica
Therapeutics, Inc.
23,797
0.0
3,868
(1)
Dianthus Therapeutics,
Inc.
324,603
0.1
2,807
(1)(2)
Disc Medicine, Inc.
179,480
0.1
11,340
(1)
DocGo, Inc.
7,134
0.0
14,335
(1)
Dyne Therapeutics,
Inc.
259,894
0.1
7,536
(1)(2)
Edgewise
Therapeutics, Inc.
237,384
0.1
9,991
(1)
Editas Medicine, Inc.
24,678
0.0
8,194
(1)
Eledon
Pharmaceuticals, Inc.
25,237
0.0
6,825
Embecta Corp.
60,333
0.0
5,843
(1)(2)
Emergent
BioSolutions, Inc.
48,497
0.0
2,839
(1)
Enanta
Pharmaceuticals, Inc.
35,857
0.0
5,589
(1)
Enhabit, Inc.
78,749
0.0
4,263
(1)
Enliven Therapeutics,
Inc.
167,110
0.1
6,458
(1)
Enovis Corp.
146,919
0.1
6,114
Ensign Group, Inc.
1,231,971
0.4
3,735
(1)(2)
Entrada Therapeutics,
Inc.
47,136
0.0
20,809
(1)
Erasca, Inc.
336,690
0.1
25,140
(1)
Esperion Therapeutics,
Inc.
68,884
0.0
3,090
(1)(2)
Eton Pharmaceuticals,
Inc.
76,261
0.0
13,470
(1)
Evolent Health, Inc.
- Class A
30,712
0.0
6,316
(1)
Evolus, Inc.
25,959
0.0
1,105
(1)
Evommune, Inc.
25,404
0.0
8,127
(1)
EyePoint
Pharmaceuticals, Inc.
104,757
0.0
14,392
(1)
Fate Therapeutics, Inc.
17,270
0.0
2,841
(1)
Fennec
Pharmaceuticals, Inc.
17,472
0.0
3,980
(1)
Foghorn Therapeutics,
Inc.
19,024
0.0
10,313
(1)
Fortrea Holdings, Inc.
97,148
0.0
6,328
(1)(2)
Fulcrum Therapeutics,
Inc.
48,536
0.0
2,416
(1)(2)
Fulgent Genetics, Inc.
38,414
0.0
2,108
(1)
GeneDx Holdings
Corp.
135,376
0.1
65,440
(1)
Geron Corp.
97,506
0.0
4,524
(1)(2)
Ginkgo Bioworks
Holdings, Inc.
27,732
0.0
6,133
(1)
Glaukos Corp.
660,279
0.2
22,782
(1)
Gossamer Bio, Inc.
7,484
0.0
3,853
(1)(2)
GRAIL, Inc.
199,123
0.1
684
(1)(2)
Greenwich
Lifesciences, Inc.
16,430
0.0
13,441
(1)
Guardant Health, Inc.
1,241,545
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,022
(1)
Guardian Pharmacy
Services, Inc. - Class A
$ 76,149
0.0
1,463
(1)(2)
Gyre Therapeutics, Inc.
10,197
0.0
5,138
(1)
Haemonetics Corp.
289,578
0.1
4,888
(1)
Harmony Biosciences
Holdings, Inc.
136,913
0.1
3,534
(1)(2)
Harrow, Inc.
124,609
0.0
7,934
(1)
Health Catalyst, Inc.
10,076
0.0
9,210
(1)
HealthEquity, Inc.
769,680
0.2
2,968
HealthStream, Inc.
61,467
0.0
2,018
(1)(2)
HeartFlow, Inc.
49,098
0.0
16,746
(1)(2)
Heron Therapeutics,
Inc.
13,398
0.0
22,345
(1)(2)
Hims & Hers Health,
Inc.
463,882
0.2
16,285
(1)(2)
Humacyte, Inc.
9,880
0.0
2,670
(1)
ICU Medical, Inc.
344,830
0.1
9,145
(1)(2)
Ideaya Biosciences,
Inc.
304,711
0.1
32,015
(1)(2)
ImmunityBio, Inc.
245,555
0.1
10,982
(1)(2)
Immunome, Inc.
240,176
0.1
8,462
(1)(2)
Immunovant, Inc.
210,196
0.1
13,259
(1)
Indivior
Pharmaceuticals, Inc.
404,134
0.1
10,422
(1)(2)
Inhibikase
Therapeutics, Inc.
17,509
0.0
1,053
(1)(2)
Inhibrx Biosciences,
Inc.
70,793
0.0
7,787
(3)(4)
Inhibrx, Inc. CVR
32,005
0.0
2,703
(1)
Innovage Holding
Corp.
21,678
0.0
6,987
(1)
Innoviva, Inc.
162,797
0.1
2,904
(1)
Inogen, Inc.
17,947
0.0
3,780
(1)
Integer Holdings Corp.
332,640
0.1
7,878
(1)
Integra LifeSciences
Holdings Corp.
74,211
0.0
12,007
(1)(2)
Intellia Therapeutics,
Inc.
153,930
0.1
36,509
(1)(2)
Iovance
Biotherapeutics, Inc.
128,147
0.1
958
iRadimed Corp.
92,217
0.0
3,498
(1)
iRhythm Technologies,
Inc.
412,834
0.1
17,664
(1)(2)
Ironwood
Pharmaceuticals, Inc.
62,001
0.0
3,990
(2)
Jade Biosciences, Inc.
56,059
0.0
4,541
(1)(2)
Janux Therapeutics,
Inc.
63,120
0.0
1,599
(1)
Joint Corp.
14,151
0.0
4,462
(1)(2)
KalVista
Pharmaceuticals, Inc.
89,820
0.0
3,452
(1)
Keros Therapeutics,
Inc.
38,110
0.0
2,706
(1)(2)
Kestra Medical
Technologies Ltd.
53,931
0.0
4,098
(1)(2)
Kodiak Sciences, Inc.
156,216
0.1
5,387
(1)
KORU Medical
Systems, Inc.
23,272
0.0
2,734
(1)(2)
Krystal Biotech, Inc.
706,247
0.2
9,220
(1)
Kura Oncology, Inc.
74,959
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,221
(1)(2)
Kymera Therapeutics,
Inc.
$ 518,147
0.2
7,155
(1)
Lantheus Holdings,
Inc.
542,707
0.2
5,278
(1)
Larimar Therapeutics,
Inc.
23,751
0.0
1,985
(1)
LB Pharmaceuticals,
Inc.
48,950
0.0
2,319
LeMaitre Vascular, Inc.
253,165
0.1
1,157
(1)(2)
LENSAR, Inc.
6,896
0.0
1,914
(1)(2)
LENZ Therapeutics,
Inc.
17,513
0.0
6,806
(1)(2)
Lexeo Therapeutics,
Inc.
39,066
0.0
3,005
(1)
Lifecore Biomedical,
Inc.
11,179
0.0
3,988
(1)(2)
LifeMD, Inc.
14,397
0.0
15,995
(1)
LifeStance Health
Group, Inc.
101,888
0.0
2,138
(1)
Ligand
Pharmaceuticals, Inc.
426,852
0.1
7,282
(1)(2)
Liquidia Corp.
274,823
0.1
6,005
(1)
LivaNova PLC
381,678
0.1
2,324
(1)
Lumexa Imaging
Holdings, Inc.
19,986
0.0
1,879
(1)
Madrigal
Pharmaceuticals, Inc.
983,600
0.3
33,888
(1)
MannKind Corp.
83,026
0.0
2,041
(1)
MapLight
Therapeutics, Inc.
41,494
0.0
12,813
(1)
Maravai LifeSciences
Holdings, Inc. - Class A
36,261
0.0
13,780
(1)
MaxCyte, Inc.
9,680
0.0
2,797
(1)(2)
Maze Therapeutics,
Inc.
83,490
0.0
3,087
(1)
MBX Biosciences, Inc.
92,147
0.0
1,052
(1)
MediWound Ltd.
16,948
0.0
5,047
(1)
MeiraGTx Holdings
PLC
43,707
0.0
6,382
(1)
Merit Medical Systems,
Inc.
439,911
0.1
587  Mesa Laboratories,
Inc.
51,903
0.0
13,982
(1)
MiMedx Group, Inc.
55,229
0.0
5,056
(1)
Mineralys
Therapeutics, Inc.
136,967
0.1
4,578
(1)(2)
Mirum
Pharmaceuticals, Inc.
422,916
0.1
501
(1)
Monopar Therapeutics,
Inc.
27,450
0.0
6,456
(1)(2)
Monte Rosa
Therapeutics, Inc.
106,201
0.0
10,432
(1)
Myriad Genetics, Inc.
46,944
0.0
7,107
(1)(2)
Nano-X Imaging Ltd.
16,133
0.0
1,426  National HealthCare
Corp.
227,732
0.1
1,477
(2)
National Research
Corp.
25,079
0.0
24,204
(1)
Neogen Corp.
224,855
0.1
14,418
(1)
NeoGenomics, Inc.
106,982
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,261
(1)
Neurogene, Inc.
$ 25,422
0.0
4,784
(1)
Neuronetics, Inc.
6,937
0.0
2,780
(1)
NeuroPace, Inc.
36,557
0.0
16,540
(1)(2)
Novavax, Inc.
134,636
0.1
11,515
(1)
Novocure Ltd.
125,513
0.0
10,801
(1)(2)
Nurix Therapeutics,
Inc.
167,415
0.1
545
(1)(2)
Nutex Health, Inc.
51,797
0.0
5,287
(1)
Nuvalent, Inc. - Class A
541,653
0.2
27,050
(1)(2)
Nuvation Bio, Inc.
116,044
0.0
1,732
(1)(2)
Nuvectis Pharma, Inc.
13,388
0.0
19,886
(1)
Ocular Therapeutix,
Inc.
168,434
0.1
7,512
(1)(2)
Olema
Pharmaceuticals, Inc.
112,004
0.0
3,225
(1)
Omada Health, Inc.
40,538
0.0
7,370
(1)(2)
Omeros Corp.
77,827
0.0
11,705
(1)
Omniab, Inc.
18,377
0.0
4,902
(1)
Omnicell, Inc.
163,629
0.1
8,450
(1)
Oncology Institute, Inc.
25,941
0.0
44,214
(1)
OPKO Health, Inc.
50,404
0.0
1,924
(1)
OptimizeRx Corp.
12,083
0.0
17,472
(1)
Option Care Health,
Inc.
470,346
0.2
9,465
(1)
OraSure Technologies,
Inc.
28,395
0.0
7,689
(1)
Organogenesis
Holdings, Inc.
18,223
0.0
7,066
(1)(2)
ORIC
Pharmaceuticals, Inc.
89,526
0.0
4,722
(1)
Orthofix Medical, Inc.
54,161
0.0
2,049
(1)
OrthoPediatrics Corp.
32,518
0.0
4,103
(1)(2)
Oruka Therapeutics,
Inc.
201,252
0.1
8,873
(1)
Owens & Minor, Inc.
20,230
0.0
31,933
(1)
Pacific Biosciences of
California, Inc.
42,152
0.0
4,727
(1)
Pacira BioSciences,
Inc.
106,830
0.0
4,863
(1)
PACS Group, Inc.
156,200
0.1
857
(1)
Palvella Therapeutics,
Inc.
106,825
0.0
9,449
(1)
Pediatrix Medical
Group, Inc.
202,114
0.1
3,977
(1)
Pennant Group, Inc.
121,219
0.0
5,611
(1)(2)
Personalis, Inc.
35,742
0.0
6,494
(1)(2)
Perspective
Therapeutics, Inc.
27,080
0.0
4,925
(1)(2)
Phathom
Pharmaceuticals, Inc.
54,717
0.0
2,356  Phibro Animal Health
Corp. - Class A
130,310
0.1
6,385
(1)
Phreesia, Inc.
53,506
0.0
2,801
(1)
Praxis Precision
Medicines, Inc.
902,454
0.3
19,693
(1)(2)
Precigen, Inc.
76,212
0.0
5,318
(1)
Prestige Consumer
Healthcare, Inc.
315,198
0.1
10,827
(1)(2)
Prime Medicine, Inc.
37,678
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
12,788
(1)
Privia Health Group,
Inc.
$ 263,049
0.1
5,892
(1)(2)
PROCEPT
BioRobotics Corp.
147,359
0.1
7,718
(1)
Progyny, Inc.
131,052
0.1
6,493
(1)
Protagonist
Therapeutics, Inc.
684,362
0.2
7,156
(1)(2)
Protalix
BioTherapeutics, Inc.
15,528
0.0
5,400
(1)
Protara Therapeutics,
Inc.
28,134
0.0
4,764
(1)
Prothena Corp. PLC
46,306
0.0
8,606
(1)
PTC Therapeutics, Inc.
586,327
0.2
2,189
(1)(2)
Pulse Biosciences, Inc.
47,260
0.0
5,099
(1)
Puma Biotechnology,
Inc.
32,583
0.0
4,548
(1)(2)
Quanterix Corp.
16,009
0.0
17,351
(1)
Quantum-Si, Inc.
13,430
0.0
7,639
(1)(2)
QuidelOrtho Corp.
125,509
0.0
7,513
(1)
RadNet, Inc.
419,902
0.1
3,062
(1)(2)
Rapport Therapeutics,
Inc.
95,810
0.0
48,731
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
149,604
0.1
5,472
(1)
REGENXBIO, Inc.
45,855
0.0
15,444
(1)
Relay Therapeutics,
Inc.
153,668
0.1
7,573
(1)
Replimune Group, Inc.
57,933
0.0
7,999
(1)
Rezolute, Inc.
24,397
0.0
5,871
(1)
Rhythm
Pharmaceuticals, Inc.
510,601
0.2
2,019
(1)
Rigel Pharmaceuticals,
Inc.
54,594
0.0
9,227
(1)(2)
Rocket
Pharmaceuticals, Inc.
33,033
0.0
4,172
(1)
RxSight, Inc.
25,699
0.0
17,996
(1)(2)
Sana Biotechnology,
Inc.
51,828
0.0
825
(1)(2)
SANUWAVE Health,
Inc.
14,264
0.0
15,536
(1)(2)
Savara, Inc.
84,827
0.0
9,406
(1)
Scholar Rock Holding
Corp.
462,399
0.2
6,488
(1)(2)
Schrodinger, Inc./
United States
73,704
0.0
11,534  Select Medical
Holdings Corp.
187,889
0.1
18,629
(1)(2)
SELLAS Life Sciences
Group, Inc.
78,801
0.0
2,452
(1)(2)
Septerna, Inc.
58,922
0.0
1,060
(1)
Shoulder Innovations,
Inc.
15,402
0.0
4,539
(1)
SI-BONE, Inc.
57,328
0.0
5,025  SIGA Technologies,
Inc.
26,884
0.0
5,344
(1)
Sight Sciences, Inc.
20,147
0.0
1,818
(1)
Simulations Plus, Inc.
21,489
0.0
1,710
(1)(2)
Sionna Therapeutics,
Inc.
68,554
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,303
(1)(2)
Soleno Therapeutics,
Inc.
$ 177,544
0.1
6,885
(1)
Solid Biosciences, Inc.
49,572
0.0
7,338
(1)(2)
Spyre Therapeutics,
Inc.
370,129
0.1
3,895
(1)(2)
STAAR Surgical Co.
72,836
0.0
36,532
(1)
Standard BioTools, Inc.
33,584
0.0
5,217
(1)(2)
Stoke Therapeutics,
Inc.
169,865
0.1
7,630
(1)(2)
Strata Critical Medical,
Inc
31,893
0.0
5,641
(1)(2)
Strive, Inc. - Class A
56,523
0.0
5,968
(1)
Supernus
Pharmaceuticals, Inc.
308,486
0.1
8,602
(1)(2)
Surgery Partners, Inc.
102,536
0.0
9,651
(1)
Syndax
Pharmaceuticals, Inc.
225,447
0.1
2,559
(1)
Tactile Systems
Technology, Inc.
66,867
0.0
14,160
(1)
Talkspace, Inc.
73,278
0.0
7,496
(1)(2)
Tandem Diabetes
Care, Inc.
143,698
0.1
11,999
(1)(2)
Tango Therapeutics,
Inc.
251,019
0.1
4,387
(1)
Tarsus
Pharmaceuticals, Inc.
307,748
0.1
24,031
(1)(2)
Taysha Gene
Therapies, Inc.
107,419
0.0
1,188
(1)(2)
Tectonic Therapeutic,
Inc.
36,721
0.0
19,744
(1)(2)
Teladoc Health, Inc.
107,605
0.0
10,373
(1)
Terns Pharmaceuticals,
Inc.
546,865
0.2
16,010
(1)(2)
TG Therapeutics, Inc.
531,852
0.2
4,639
(1)
Theravance
Biopharma, Inc.
75,291
0.0
5,257
(3)
Third Harmonic Bio,
Inc.
—
—
1,451
(1)
Tonix Pharmaceuticals
Holding Corp.
19,951
0.0
3,681
(1)
TransMedics Group,
Inc.
365,928
0.1
9,134
(1)
Travere Therapeutics,
Inc.
271,371
0.1
5,702
(1)
Treace Medical
Concepts, Inc.
7,641
0.0
9,735
(1)(2)
Trevi Therapeutics,
Inc.
116,139
0.0
3,210
(1)
TriSalus Life Sciences,
Inc.
12,840
0.0
6,592
(1)(2)
Twist Bioscience Corp.
313,252
0.1
2,748
(1)(2)
Tyra Biosciences, Inc.
105,248
0.0
843
(1)(2)
UFP Technologies, Inc.
163,205
0.1
3,790
(1)(2)
Upstream Bio, Inc.
34,110
0.0
4,317
(1)
UroGen Pharma Ltd.
77,620
0.0
1,679
(2)
US Physical Therapy,
Inc.
125,858
0.0
6,430
(1)
Vanda
Pharmaceuticals, Inc.
44,431
0.0
4,624
(1)
Varex Imaging Corp.
49,061
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
13,703
(1)
Vaxcyte, Inc.
$ 796,281
0.3
6,588
(1)
Vera Therapeutics, Inc.
265,035
0.1
8,721
(1)
Veracyte, Inc.
280,903
0.1
7,291
(1)
Verastem, Inc.
38,642
0.0
5,607
(1)
Vericel Corp.
180,377
0.1
4,319
(1)
Viemed Healthcare,
Inc.
39,778
0.0
10,308
(1)
Vir Biotechnology, Inc.
92,360
0.0
8,537
(1)
Viridian Therapeutics,
Inc.
166,984
0.1
5,859
(1)
Voyager Therapeutics,
Inc.
22,616
0.0
14,929
(1)
WaVe Life Sciences
Ltd.
108,235
0.0
11,317
(1)(2)
Waystar Holding Corp.
272,853
0.1
8,031
(1)(2)
Xencor, Inc.
96,854
0.0
9,535
(1)
Xenon
Pharmaceuticals, Inc.
554,460
0.2
17,302
(1)
Xeris Biopharma
Holdings, Inc.
100,352
0.0
1,120
(1)
XOMA Corp.
35,134
0.0
2,546
(1)
Zenas Biopharma, Inc.
49,774
0.0
6,512
(1)
Zevra Therapeutics,
Inc.
60,692
0.0
5,678
(1)
Zymeworks, Inc.
142,177
0.1
56,721,435
17.1
Industrials : 17.2%
14,631
(1)(2)
3D Systems Corp.
27,506
0.0
3,972
(1)
AAR Corp.
434,775
0.1
6,468
ABM Industries, Inc.
249,147
0.1
10,122
ACCO Brands Corp.
30,366
0.0
20,736
(1)(2)
Acuren Corp.
136,443
0.0
18,920
(1)
ACV Auctions, Inc.
- Class A
80,221
0.0
4,060  Aebi Schmidt Holding
AG
39,423
0.0
4,120
(1)(2)
AeroVironment, Inc.
754,166
0.2
4,113
(1)
AerSale Corp.
25,583
0.0
3,183
(1)
AirJoule Technologies
Corp.
7,989
0.0
1,914
(1)
AIRO Group Holdings,
Inc.
14,556
0.0
1,137
Alamo Group, Inc.
187,571
0.1
3,142  Albany International
Corp. - Class A
164,044
0.1
48,674
Alight, Inc. - Class A
28,362
0.0
1,599
(1)(2)
Allegiant Travel Co.
129,583
0.0
3,607
(1)
Alliance Laundry
Holdings, Inc.
74,809
0.0
1,678
(2)
Allient, Inc.
99,153
0.0
2,939  Alta Equipment Group,
Inc.
15,782
0.0
3,685
(1)(2)
Ameresco, Inc. - Class
A
93,968
0.0
4,743
(1)
American
Superconductor Corp.
160,551
0.1
1,621
(1)
American Woodmark
Corp.
64,564
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
12,429
(1)
Amprius Technologies,
Inc.
$ 209,553
0.1
2,402  Apogee Enterprises,
Inc.
80,563
0.0
2,436
ArcBest Corp.
239,605
0.1
67,403
(1)(2)
Archer Aviation, Inc.
- Class A
348,474
0.1
5,342
Arcosa, Inc.
567,000
0.2
1,470
Argan, Inc.
800,635
0.3
16,849
(1)(2)
Array Technologies,
Inc.
121,818
0.0
2,692
Astec Industries, Inc.
144,937
0.1
3,459
(1)
Astronics Corp.
230,819
0.1
3,251
(1)
Asure Software, Inc.
27,959
0.0
3,701
Atkore, Inc.
218,026
0.1
8,889  Atmus Filtration
Technologies, Inc.
504,629
0.2
3,217
AZZ, Inc.
402,543
0.1
2,840  Barrett Business
Services, Inc.
82,871
0.0
3,386
(1)
Beta Technologies, Inc.
- Class A
49,774
0.0
3,394
(1)(2)
BlackSky Technology,
Inc.
85,393
0.0
23,816
(1)
Bloom Energy Corp.
- Class A
3,226,830
1.0
3,506
(1)(2)
Blue Bird Corp.
199,106
0.1
923
(1)
BlueLinx Holdings, Inc.
50,008
0.0
4,018
Boise Cascade Co.
304,765
0.1
1,743
(1)
Bowman Consulting
Group Ltd.
49,571
0.0
6,982
(1)
BrightView Holdings,
Inc.
82,318
0.0
4,550
Brink's Co.
471,516
0.2
2,891  Brookfield Business
Corp. - Class A
91,471
0.0
2,051
(1)(2)
Byrna Technologies,
Inc.
18,828
0.0
3,329
Cadre Holdings, Inc.
102,134
0.0
1,241
(1)
Cardinal Infrastructure
Group, Inc. - Class A
49,212
0.0
6,853
(1)(2)
Casella Waste
Systems, Inc. - Class A
543,717
0.2
5,560
(1)(2)
CBIZ, Inc.
149,286
0.1
3,262
(1)
CECO Environmental
Corp.
194,350
0.1
8,595
(1)
Centuri Holdings, Inc.
251,060
0.1
4,795
(1)
Chart Industries, Inc.
991,366
0.3
1,697
(1)(2)
Cimpress PLC
123,881
0.0
3,315  Columbus McKinnon
Corp.
48,167
0.0
8,171
(1)(2)
Complete Solaria, Inc.
10,377
0.0
18,577
(1)
Conduent, Inc.
23,779
0.0
5,208
(1)
Construction Partners,
Inc. - Class A
578,713
0.2
11,477
(1)
CoreCivic, Inc.
217,030
0.1
5,576
Costamare, Inc.
94,234
0.0
1,764  Covenant Logistics
Group, Inc.
47,893
0.0
729
CRA International, Inc.
118,011
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,913  CSG Systems
International, Inc.
$ 232,865
0.1
1,745
(2)
CSW Industrials, Inc.
454,712
0.1
7,361
(1)
Custom Truck One
Source, Inc.
48,362
0.0
4,918
Deluxe Corp.
135,442
0.0
1,408
(1)
Distribution Solutions
Group, Inc.
36,946
0.0
2,605  Douglas Dynamics,
Inc.
109,644
0.0
1,567
(1)
Ducommun, Inc.
191,174
0.1
1,452
(1)
DXP Enterprises, Inc.
202,888
0.1
3,100
(1)
Dycom Industries, Inc.
1,050,342
0.3
5,984
(1)
Energy Recovery, Inc.
60,259
0.0
5,919  Enerpac Tool Group
Corp.
215,866
0.1
4,030
EnerSys
700,092
0.2
2,914
Ennis, Inc.
62,418
0.0
20,161
(1)(2)
Enovix Corp.
104,434
0.0
2,323
EnPro Industries, Inc.
582,260
0.2
8,380
(1)
Enviri Corp.
164,416
0.1
33,943
(1)
Eos Energy
Enterprises, Inc.
168,357
0.1
2,846  ESCO Technologies,
Inc.
800,779
0.3
10,063
(1)
Eve Holding, Inc.
24,956
0.0
5,539
Exponent, Inc.
361,420
0.1
2,141
(1)(2)
Falcon's Beyond
Global, Inc. - Class A
30,188
0.0
6,554
Federal Signal Corp.
708,750
0.2
2,486
(1)(2)
Firefly Aerospace, Inc.
70,776
0.0
9,247
(1)(2)
First Advantage Corp.
108,745
0.0
7,655
(1)(2)
Fluence Energy, Inc.
105,333
0.0
17,587
(1)
Fluor Corp.
820,434
0.3
1,752
(1)
Forrester Research,
Inc.
9,916
0.0
2,435
(1)
Forward Air Corp.
40,689
0.0
1,476
(1)(2)
Franklin Covey Co.
23,306
0.0
4,196  Franklin Electric Co.,
Inc.
386,745
0.1
21,932
(1)(2)
Freyr Battery, Inc.
96,281
0.0
7,595
(1)(2)
Frontier Group
Holdings, Inc.
26,810
0.0
11,736  FTAI Infrastructure,
Inc.
57,976
0.0
3,895
GATX Corp.
665,032
0.2
4,114  Genco Shipping &
Trading Ltd.
92,771
0.0
14,666
(1)
GEO Group, Inc.
246,535
0.1
3,334
(1)
Gibraltar Industries,
Inc.
132,927
0.0
1,723
Global Industrial Co.
54,309
0.0
2,490
Gorman-Rupp Co.
154,704
0.1
1,235
(1)
Graham Corp.
97,466
0.0
4,733
(2)
Granite Construction,
Inc.
567,392
0.2
7,482
(1)
Great Lakes Dredge &
Dock Corp.
127,194
0.0
3,273
(2)
Greenbrier Cos., Inc.
172,323
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,147
Griffon Corp.
$ 301,404
0.1
7,815
(1)
Healthcare Services
Group, Inc.
144,968
0.1
5,498  Heartland Express,
Inc.
57,179
0.0
3,660  Helios Technologies,
Inc.
236,839
0.1
3,563
(2)
Herc Holdings, Inc.
354,697
0.1
13,422
(1)(2)
Hertz Global Holdings,
Inc.
61,875
0.0
22,055
(1)
Hillman Solutions
Corp.
183,498
0.1
3,865
Himalaya Shipping Ltd.
51,404
0.0
6,914
HNI Corp.
230,858
0.1
6,387  Hub Group, Inc.
- Class A
230,187
0.1
4,821
(1)
Hudson Technologies,
Inc.
28,347
0.0
1,888
(1)
Huron Consulting
Group, Inc.
240,701
0.1
16,717
(1)(2)
Hyliion Holdings Corp.
29,422
0.0
1,445  Hyster-Yale Materials
Handling, Inc.
46,977
0.0
1,194
(1)
IBEX Holdings Ltd.
32,023
0.0
2,071
ICF International, Inc.
135,216
0.0
998
(1)(2)
IES Holdings, Inc.
475,517
0.2
3,383
(1)(2)
Innodata, Inc.
130,651
0.0
3,990
(2)
Insperity, Inc.
107,890
0.0
2,186
Insteel Industries, Inc.
73,471
0.0
6,512
Interface, Inc.
162,279
0.1
12,233
(1)(2)
Intuitive Machines, Inc.
227,044
0.1
15,492
(1)
Janus International
Group, Inc.
79,784
0.0
10,194
(1)
JELD-WEN Holding,
Inc.
12,641
0.0
33,254
(1)(2)
JetBlue Airways Corp.
146,983
0.1
63,003
(1)(2)
Joby Aviation, Inc.
520,405
0.2
5,654  John Bean
Technologies Corp.
722,977
0.2
1,289
(2)
Kadant, Inc.
376,839
0.1
3,942  Kelly Services, Inc.
- Class A
34,887
0.0
8,253
Kennametal, Inc.
298,181
0.1
2,055
Kforce, Inc.
60,088
0.0
5,752
Korn Ferry
362,088
0.1
19,748
(1)
Kratos Defense &
Security Solutions, Inc.
1,392,431
0.4
4,133
(1)(2)
KULR Technology
Group, Inc.
9,795
0.0
1,312
(1)
L B Foster Co. - Class
A
36,605
0.0
12,538
(1)
Legalzoom.com, Inc.
71,090
0.0
3,944
(1)(2)
Legence Corp. - Class
A
222,678
0.1
1,193
(1)(2)
Limbach Holdings, Inc.
93,114
0.0
1,161
Lindsay Corp.
138,240
0.1
2,732
(1)
Liquidity Services, Inc.
83,517
0.0
3,141
LSI Industries, Inc.
58,423
0.0
3,436
Luxfer Holdings PLC
41,850
0.0
4,009
(1)
Manitowoc Co., Inc.
46,705
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,058
Marten Transport Ltd.
$ 79,542
0.0
13,714
(1)(2)
Masterbrand, Inc.
113,963
0.0
3,335
(1)
Matrix Service Co.
38,286
0.0
3,444
Matson, Inc.
564,609
0.2
3,494
(2)
Matthews International
Corp. - Class A
90,215
0.0
5,981
Maximus, Inc.
383,382
0.1
1,746
(1)
Mayville Engineering
Co., Inc.
31,341
0.0
2,710
McGrath RentCorp
298,859
0.1
5,821
(1)
Mercury Systems, Inc.
424,409
0.1
22,060
(1)(2)
Microvast Holdings,
Inc.
33,090
0.0
1,369
Miller Industries, Inc.
62,358
0.0
7,540
MillerKnoll, Inc.
109,028
0.0
3,716
(1)
Montrose
Environmental Group,
Inc.
81,343
0.0
3,080
Moog, Inc. - Class A
901,331
0.3
16,855  Mueller Water
Products, Inc. - Class A
463,344
0.1
1,697
(1)
MYR Group, Inc.
479,097
0.2
4,316
(1)(2)
NANO Nuclear Energy,
Inc.
88,392
0.0
598  National Presto
Industries, Inc.
81,962
0.0
9,133
(1)
Newpark Resources,
Inc.
132,337
0.0
15,919
(1)
Nextracker, Inc. - Class
A
1,919,035
0.6
1,145
(1)
Northwest Pipe Co.
89,150
0.0
20,384
(1)
NOW, Inc.
242,773
0.1
17,022
(1)(2)
NuScale Power Corp.
184,518
0.1
11,604
(1)
OPENLANE, Inc.
338,257
0.1
4,399
(1)
Orion Group Holdings,
Inc.
47,949
0.0
3,200
(1)(2)
Palladyne AI Corp.
19,424
0.0
2,387
Park Aerospace Corp.
65,356
0.0
1,240  Park-Ohio Holdings
Corp.
29,810
0.0
2,222
(1)
Perma-Fix
Environmental
Services, Inc.
23,753
0.0
17,756
(2)
Pitney Bowes, Inc.
196,204
0.1
29,234
(1)
Planet Labs PBC
817,090
0.3
143,507
(1)(2)
Plug Power, Inc.
324,326
0.1
1,047
Powell Industries, Inc.
566,511
0.2
886
(1)(2)
Power Solutions
International, Inc.
53,940
0.0
295  Preformed Line
Products Co.
79,871
0.0
5,927
(2)
Primoris Services
Corp.
847,798
0.3
3,055
(1)
Proficient Auto
Logistics, Inc.
20,713
0.0
2,720
(1)
Proto Labs, Inc.
155,094
0.1
3,467
Quad/Graphics, Inc.
22,917
0.0
5,210  Quanex Building
Products Corp.
93,624
0.0
5,038
(1)
Radiant Logistics, Inc.
35,518
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
11,231
(1)
Red Cat Holdings, Inc.
$ 147,014
0.1
11,287
(1)(2)
Redwire Corp.
95,939
0.0
14,124
(1)
Resideo Technologies,
Inc.
476,120
0.2
483
(1)(2)
Resolute Holdings
Management, Inc.
78,391
0.0
4,248  Resources Connection,
Inc.
15,845
0.0
17,891
(1)(2)
Richtech Robotics, Inc.
- Class B
37,392
0.0
7,290  Rush Enterprises, Inc.
- Class A
481,942
0.2
260  Rush Enterprises, Inc.
- Class B
16,731
0.0
17,722
(1)
RXO, Inc.
259,096
0.1
9,053
(1)
Satellogic, Inc. - Class
A
49,248
0.0
18,741
(1)(2)
Shoals Technologies
Group, Inc. - Class A
123,316
0.0
4,410
(1)
SkyWest, Inc.
404,970
0.1
9,644
(1)
SKYX Platforms Corp.
10,801
0.0
3,077
(1)(2)
Spire Global, Inc.
38,709
0.0
5,273
(1)
SPX Technologies, Inc.
1,054,284
0.3
1,322
(2)
Standex International
Corp.
336,925
0.1
3,265
(1)(2)
Sterling Infrastructure,
Inc.
1,329,737
0.4
5,659
(1)
Sun Country Airlines
Holdings, Inc.
93,487
0.0
24,546
(1)(2)
Sunrun, Inc.
332,844
0.1
2,718
(2)
Tecnoglass, Inc.
121,087
0.0
2,000
(2)
Tennant Co.
132,800
0.0
12,228
Terex Corp.
722,675
0.2
3,695
(1)
Thermon Group
Holdings, Inc.
186,228
0.1
5,672
(1)
Titan International, Inc.
39,194
0.0
2,587
(1)
Titan Machinery, Inc.
43,255
0.0
1,057
(1)(2)
Transcat, Inc.
77,637
0.0
3,356
TriNet Group, Inc.
122,259
0.0
8,774
Trinity Industries, Inc.
282,347
0.1
3,654
(1)
TrueBlue, Inc.
14,287
0.0
4,885
Tutor Perini Corp.
377,073
0.1
6,189
UFP Industries, Inc.
570,131
0.2
1,600
UniFirst Corp.
402,544
0.1
789
(2)
Universal Logistics
Holdings, Inc.
16,679
0.0
13,741
(1)(2)
Upwork, Inc.
150,601
0.1
2,380
(1)
V2X, Inc.
163,030
0.1
17,723
(1)
Verra Mobility Corp.
253,262
0.1
10,439
(1)
Vestis Corp.
82,051
0.0
2,522
(1)
Vicor Corp.
406,042
0.1
5,045
(1)(2)
Voyager Technologies,
Inc. - Class A
118,003
0.0
2,969
VSE Corp.
547,484
0.2
4,484
Wabash National Corp.
38,652
0.0
2,965  Watts Water
Technologies, Inc.
- Class A
860,710
0.3
6,104
(2)
Werner Enterprises,
Inc.
179,519
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,583
(1)
Willdan Group, Inc.
$ 121,194
0.0
341  Willis Lease Finance
Corp.
58,059
0.0
3,467  Worthington Industries,
Inc.
180,769
0.1
4,870
(1)(2)
Xometry, Inc. - Class A
198,891
0.1
1,506
(1)
York Space Systems,
Inc.
33,388
0.0
16,156  Zurn Elkay Water
Solutions Corp.
724,435
0.2
57,064,382
17.2
Information Technology : 13.7%
15,226
(1)
8x8, Inc.
25,275
0.0
3,596
(1)(2)
908 Devices, Inc.
22,008
0.0
8,182
A10 Networks, Inc.
189,168
0.1
11,445
(1)
ACI Worldwide, Inc.
469,359
0.1
5,680
(1)
ACM Research, Inc.
- Class A
223,508
0.1
12,050
Adeia, Inc.
289,561
0.1
8,405
(1)(2)
ADTRAN Holdings,
Inc.
105,735
0.0
4,108  Advanced Energy
Industries, Inc.
1,325,693
0.4
3,261
(1)(2)
Aehr Test Systems
120,918
0.0
1,459
(1)(2)
Aeluma, Inc.
19,098
0.0
4,302
(1)(2)
Aeva Technologies,
Inc.
56,614
0.0
2,920
(1)
Agilysys, Inc.
207,729
0.1
5,327
(1)
Alarm.com Holdings,
Inc.
230,073
0.1
7,674
(1)(2)
Alkami Technology,
Inc.
120,252
0.0
2,869
(1)
Alpha & Omega
Semiconductor Ltd.
63,577
0.0
4,519
(1)
Ambarella, Inc.
232,616
0.1
1,721
(1)
Ambiq Micro, Inc.
43,731
0.0
10,290
(1)
Amplitude, Inc. - Class
A
70,178
0.0
4,407
(1)
Appian Corp. - Class A
106,253
0.0
25,962
(1)(2)
Applied Digital Corp.
616,338
0.2
7,170
(1)(2)
Applied
Optoelectronics, Inc.
606,510
0.2
11,176
(1)(2)
Arlo Technologies, Inc.
159,034
0.1
3,261
(1)
Arteris, Inc.
53,611
0.0
9,965
(1)(2)
Asana, Inc. - Class A
63,776
0.0
4,645
(1)
ASGN, Inc.
179,808
0.1
3,896
(1)(2)
Atomera, Inc.
14,844
0.0
15,005
(1)
AvePoint, Inc.
142,698
0.0
1,414
(1)
Aviat Networks, Inc.
31,971
0.0
3,428
(1)(2)
Axcelis Technologies,
Inc.
319,078
0.1
6,570
(1)
Backblaze, Inc. - Class
A
22,667
0.0
3,244
Badger Meter, Inc.
494,223
0.2
1,303
(2)
Bel Fuse, Inc. - Class
B
257,968
0.1
4,279
Belden, Inc.
491,358
0.2
3,966  Benchmark
Electronics, Inc.
222,334
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
47,512
(1)(2)
BigBear.ai Holdings,
Inc.
$ 167,242
0.1
8,353
(1)
BigCommerce
Holdings, Inc.
22,303
0.0
34,422
(1)(2)
Bit Digital, Inc.
45,093
0.0
13,130
(1)(2)
Bitdeer Technologies
Group - Class A
113,575
0.0
320
(1)
BK Technologies Corp.
23,882
0.0
4,262
(1)
Blackbaud, Inc.
164,556
0.1
5,614
(1)
Blackline, Inc.
207,718
0.1
10,771
(1)(2)
Blaize Holdings, Inc.
19,603
0.0
23,415
(1)(2)
Blend Labs, Inc.
- Class A
39,805
0.0
15,451
(1)
Box, Inc. - Class A
365,262
0.1
9,005
(1)(2)
Braze, Inc. - Class A
212,608
0.1
13,511
(1)(2)
C3.ai, Inc. - Class A
113,763
0.0
6,564
(1)
Calix, Inc.
321,570
0.1
4,721
(1)
Cerence, Inc.
29,790
0.0
2,698
(1)
CEVA, Inc.
50,399
0.0
35,467
(1)(2)
Cipher Mining, Inc.
456,460
0.1
27,929
(1)(2)
Cleanspark, Inc.
237,676
0.1
9,504  Clear Secure, Inc.
- Class A
460,089
0.1
1,361
(1)
Clearfield, Inc.
36,026
0.0
29,794
(1)
Clearwater Analytics
Holdings, Inc. - Class A
704,628
0.2
1,808  Climb Global
Solutions, Inc.
35,835
0.0
5,109
(1)(2)
Cohu, Inc.
156,438
0.1
23,711
(1)
CommScope Holding
Co., Inc.
431,540
0.1
4,881
(1)
CommVault Systems,
Inc.
380,181
0.1
18,751  CompoSecure, Inc.
- Class A
320,642
0.1
2,227
(1)(2)
Consensus Cloud
Solutions, Inc.
52,869
0.0
31,661
(1)(2)
Core Scientific, Inc.
473,649
0.1
5,311
(1)
Corsair Gaming, Inc.
29,476
0.0
17,507
(1)
Credo Technology
Group Holding Ltd.
1,643,382
0.5
3,918
(1)
CS Disco, Inc.
14,967
0.0
3,308
CTS Corp.
157,990
0.1
145
(1)(2)
Daily Journal Corp.
69,939
0.0
4,332
(1)(2)
Daktronics, Inc.
84,691
0.0
2,666
(1)
Diebold Nixdorf, Inc.
201,123
0.1
4,132
(1)
Digi International, Inc.
199,162
0.1
2,028
(1)(2)
Digimarc Corp.
9,957
0.0
11,659
(1)(2)
Digital Turbine, Inc.
33,578
0.0
8,293
(1)(2)
DigitalOcean Holdings,
Inc.
711,374
0.2
5,039
(1)
Diodes, Inc.
343,962
0.1
3,860
(1)
Domo, Inc. - Class B
11,812
0.0
39,624
(1)(2)
D-Wave Quantum, Inc.
571,774
0.2
5,673
(1)(2)
Eastman Kodak Co.
51,341
0.0
1,582
(1)
eGain Corp.
12,482
0.0
2,903
ePlus, Inc.
218,451
0.1
2,275
(1)(2)
EverCommerce, Inc.
26,003
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
15,840
(1)
Evolv Technologies
Holdings, Inc.
$ 95,832
0.0
14,566
(1)
Extreme Networks, Inc.
219,655
0.1
3,938
(1)(2)
Fabrinet
2,053,746
0.6
15,523
(1)
Fastly, Inc. - Class A
451,098
0.1
8,561
(1)
Five9, Inc.
129,870
0.0
8,510
(1)
FormFactor, Inc.
825,385
0.3
851
(1)(2)
Frequency Electronics,
Inc.
37,665
0.0
22,760
(1)
Freshworks, Inc.
- Class A
182,763
0.1
7,803
(1)
Grid Dynamics
Holdings, Inc.
44,477
0.0
3,223
Hackett Group, Inc.
41,931
0.0
12,664
(1)
Harmonic, Inc.
113,723
0.0
10,644
(1)(2)
Hut 8 Corp.
499,310
0.2
2,852
(1)(2)
I3 Verticals, Inc.
- Class A
63,771
0.0
3,751
(1)
Ichor Holdings Ltd.
174,834
0.1
3,093
Immersion Corp.
16,888
0.0
3,001
(1)(2)
Impinj, Inc.
308,203
0.1
22,308
(1)(2)
indie Semiconductor,
Inc. - Class A
71,832
0.0
1,321
(1)
Inseego Corp.
14,690
0.0
3,116
(1)
Insight Enterprises,
Inc.
208,803
0.1
6,215
(1)
Intapp, Inc.
159,663
0.1
2,832
(2)
InterDigital, Inc.
855,264
0.3
37,370
(1)(2)
IonQ, Inc.
1,077,377
0.3
4,947
(1)
Itron, Inc.
443,400
0.1
10,705
(1)
Kaltura, Inc.
13,060
0.0
2,769
(1)
Kimball Electronics,
Inc.
65,598
0.0
9,511
(1)
Knowles Corp.
244,242
0.1
18,956
(1)(2)
Kopin Corp.
42,651
0.0
5,553  Kulicke & Soffa
Industries, Inc.
364,943
0.1
2,103
(1)(2)
Life360, Inc.
85,844
0.0
7,103
(1)
LiveRamp Holdings,
Inc.
188,372
0.1
41,153
(1)(2)
Marathon Digital
Holdings, Inc.
335,808
0.1
9,156
(1)
MaxLinear, Inc.
159,223
0.1
4,529
(1)(2)
Mercurity Fintech
Holding, Inc.
18,025
0.0
3,930  Methode Electronics,
Inc.
21,694
0.0
33,190
(1)(2)
MicroVision, Inc.
21,281
0.0
26,357
(1)
Mirion Technologies,
Inc.
489,977
0.2
5,138
(1)
Mitek Systems, Inc.
69,363
0.0
9,011
(1)
N-able, Inc.
42,081
0.0
3,791  Napco Security
Technologies, Inc.
149,327
0.1
21,859
(1)(2)
Navitas Semiconductor
Corp.
191,703
0.1
8,069
(1)
NCR Atleos Corp.
351,647
0.1
15,692
(1)(2)
NCR Corp.
99,330
0.0
3,060
(1)
NETGEAR, Inc.
66,830
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
7,677
(1)
NetScout Systems,
Inc.
$ 244,052
0.1
10,224
(1)(2)
NextNav, Inc.
163,788
0.1
5,228
(1)
nLight, Inc.
298,101
0.1
3,959
(1)
Novanta, Inc.
467,597
0.1
593
NVE Corp.
38,842
0.0
4,363
OneSpan, Inc.
45,942
0.0
3,330
(1)
Ooma, Inc.
48,452
0.0
1,724
(1)(2)
OSI Systems, Inc.
457,739
0.1
5,944
(1)(2)
Ouster, Inc.
109,191
0.0
5,968
(1)(2)
Pagaya Technologies
Ltd. - Class A
69,527
0.0
9,367
(1)
PagerDuty, Inc.
58,169
0.0
4,489
(1)(2)
PAR Technology Corp.
59,838
0.0
1,251
PC Connection, Inc.
73,133
0.0
3,713
(1)(2)
PDF Solutions, Inc.
121,452
0.0
5,760
(1)
Penguin Solutions, Inc.
101,376
0.0
6,348
(1)
Photronics, Inc.
256,523
0.1
2,917
(1)
Plexus Corp.
590,809
0.2
9,174
(1)(2)
Porch Group, Inc.
65,778
0.0
6,056
(2)
Power Integrations,
Inc.
310,067
0.1
14,478
(1)
Powerfleet, Inc. NJ
44,592
0.0
4,703
(1)
Progress Software
Corp.
120,632
0.0
6,861
(1)
Q2 Holdings, Inc.
324,525
0.1
3,969
(1)
Qualys, Inc.
348,677
0.1
22,039
(1)(2)
Quantum Computing,
Inc.
150,967
0.1
8,916
(1)(2)
Rackspace
Technology, Inc.
8,736
0.0
11,776
(1)
Rambus, Inc.
1,013,089
0.3
7,429
(1)
Rapid7, Inc.
40,934
0.0
1,391
(1)
Red Violet, Inc.
48,129
0.0
23,994
(1)(2)
Rezolve AI PLC
61,425
0.0
11,737
(1)
Ribbon
Communications, Inc.
24,882
0.0
35,285
(1)(2)
Rigetti Computing, Inc.
495,401
0.2
6,277
(1)
Rimini Street, Inc.
20,589
0.0
38,284
(1)(2)
Riot Platforms, Inc.
473,190
0.1
2,010
(1)
Rogers Corp.
215,733
0.1
5,802
(1)
Sanmina Corp.
752,171
0.2
2,435
(1)
ScanSource, Inc.
88,391
0.0
5,196
(1)
SEMrush Holdings,
Inc. - Class A
62,040
0.0
9,931
(1)
Semtech Corp.
763,595
0.2
3,540
(1)
Silicon Laboratories,
Inc.
736,851
0.2
2,421
(1)
SiTime Corp.
836,092
0.3
3,712
(1)
SkyWater Technology,
Inc.
101,746
0.0
41,136
(1)(2)
SoundHound AI, Inc.
- Class A
282,604
0.1
1,176
(1)
SoundThinking, Inc.
7,785
0.0
12,651
(1)(2)
Sprinklr, Inc. - Class A
75,906
0.0
5,879
(1)
Sprout Social, Inc.
- Class A
33,510
0.0
4,204
(1)
SPS Commerce, Inc.
234,037
0.1
4,233
(1)(2)
Synaptics, Inc.
296,479
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
6,531
(1)
Telos Corp.
$ 27,365
0.0
13,330
(1)
Tenable Holdings, Inc.
225,477
0.1
33,505
(1)(2)
Terawulf, Inc.
483,477
0.2
2,314
(1)(2)
TSS, Inc.
30,105
0.0
11,176
(1)
TTM Technologies, Inc.
1,088,766
0.3
928
(1)
Tucows, Inc. - Class A
15,924
0.0
1,927
(1)
Turtle Beach Corp.
19,540
0.0
4,906
(1)
Ultra Clean Holdings,
Inc.
305,055
0.1
8,379
(1)
Unisys Corp.
17,345
0.0
12,438
(1)
Varonis Systems, Inc.
267,044
0.1
6,480
(1)(2)
Veeco Instruments,
Inc.
219,413
0.1
7,337
(1)
Vertex, Inc. - Class A
87,237
0.0
877
(1)
Via Transportation, Inc.
- Class A
13,155
0.0
2,003
(1)
Viant Technology, Inc.
- Class A
22,434
0.0
13,485
(1)
Viasat, Inc.
617,613
0.2
24,236
(1)
Viavi Solutions, Inc.
806,574
0.3
13,260  Vishay Intertechnology,
Inc.
238,680
0.1
1,403
(1)
Vishay Precision
Group, Inc.
60,918
0.0
6,491
(1)(2)
VTEX - Class A
25,964
0.0
8,255
(1)
Vuzix Corp.
19,069
0.0
6,607
(1)
Weave
Communications, Inc.
30,524
0.0
1,132
(1)(2)
Whitefiber, Inc.
13,482
0.0
5,630
(1)
Workiva, Inc.
335,717
0.1
13,656
(2)
Xerox Holdings Corp.
17,616
0.0
5,292
(1)
Xperi, Inc.
29,635
0.0
11,592
(1)
Yext, Inc.
44,513
0.0
22,301
(1)(2)
Zeta Global Holdings
Corp. - Class A
355,032
0.1
45,404,167
13.7
Materials : 4.8%
2,955
AdvanSix, Inc.
72,102
0.0
1,263
(1)(2)
Alpha Metallurgical
Resources, Inc.
259,256
0.1
13,514
(1)(2)
American Battery
Technology Co.
37,704
0.0
15,924  Ardagh Metal
Packaging SA
64,492
0.0
12,102
(1)(2)
ASP Isotopes, Inc.
53,491
0.0
7,700
(1)
Aspen Aerogels, Inc.
26,334
0.0
9,974
Avient Corp.
362,056
0.1
3,597
Balchem Corp.
609,620
0.2
5,662
Cabot Corp.
426,405
0.1
2,045
(2)
Caledonia Mining
Corp. PLC
46,197
0.0
5,966
(1)
Century Aluminum Co.
350,145
0.1
16,638
Chemours Co.
366,535
0.1
1,899
(1)
Clearwater Paper
Corp.
27,308
0.0
110,988
(1)
Coeur Mining, Inc.
2,083,245
0.6
12,095  Commercial Metals
Co.
742,996
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
3,693
(1)(2)
Compass Minerals
International, Inc.
$ 86,232
0.0
14,950
(1)
Constellium SE
367,471
0.1
2,292
(1)
Contango ORE, Inc.
42,975
0.0
6,278
(1)(2)
Critical Metals Corp.
49,847
0.0
10,923
(1)
Dakota Gold Corp.
55,161
0.0
12,544
(1)
Ecovyst, Inc.
161,316
0.1
14,470
Ferroglobe PLC
59,616
0.0
1,558
(1)(2)
Flotek Industries, Inc.
26,439
0.0
3,036
Greif, Inc. - Class A
203,625
0.1
2,160
Hawkins, Inc.
331,776
0.1
5,961
HB Fuller Co.
367,674
0.1
69,410
Hecla Mining Co.
1,293,108
0.4
1,550
(1)(2)
Idaho Strategic
Resources, Inc.
49,786
0.0
4,014
(1)
Ingevity Corp.
285,917
0.1
2,655
Innospec, Inc.
193,868
0.1
1,265
(1)
Intrepid Potash, Inc.
54,104
0.0
11,425
(1)
Ivanhoe Electric, Inc.
/ US
135,044
0.1
1,796
Kaiser Aluminum Corp.
216,436
0.1
6,256
(1)(2)
Knife River Corp.
510,802
0.2
2,179
Koppers Holdings, Inc.
84,284
0.0
3,893
(1)(2)
Lifezone Metals Ltd.
13,080
0.0
5,996
(1)
LSB Industries, Inc.
89,340
0.0
3,648
(1)
Magnera Corp.
34,692
0.0
2,280
Materion Corp.
329,802
0.1
6,179
Mativ Holdings, Inc.
53,757
0.0
3,497  Minerals Technologies,
Inc.
248,007
0.1
4,028
Myers Industries, Inc.
85,313
0.0
12,525
(1)(2)
NioCorp Developments
Ltd.
55,862
0.0
31,192
(1)
Novagold Resources,
Inc.
280,104
0.1
16,903
(1)
O-I Glass, Inc.
177,651
0.1
6,909
Orion SA
44,909
0.0
15,363
(1)
Perimeter Solutions,
Inc.
375,164
0.1
9,165
(1)
Perpetua Resources
Corp.
257,720
0.1
14,744
(1)(2)
PureCycle
Technologies, Inc.
76,521
0.0
1,534
(2)
Quaker Chemical
Corp.
190,569
0.1
4,368
(1)(2)
Ramaco Resources,
Inc. - Class A
67,529
0.0
5,513
(1)
Ranpak Holdings Corp.
19,681
0.0
7,487
(1)
Rayonier Advanced
Materials, Inc.
82,881
0.0
5,083
Ryerson Holding Corp.
114,266
0.0
4,642  Sensient Technologies
Corp.
401,254
0.1
22,313
(1)
SSR Mining, Inc.
656,002
0.2
2,369
Stepan Co.
118,403
0.1
9,474
SunCoke Energy, Inc.
61,676
0.0
3,672
Sylvamo Corp.
155,105
0.1
4,149
(1)
TimkenSteel Corp.
67,795
0.0
3,093
(2)
Titan America SA
46,333
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
3,686
(1)
Tredegar Corp.
$ 29,304
0.0
3,425
TriMas Corp.
123,095
0.1
13,617
Tronox Holdings PLC
133,038
0.1
12,931
(1)(2)
United States
Antimony Corp.
112,888
0.0
1,229  United States Lime &
Minerals, Inc.
160,520
0.1
1,294
(1)
US Gold Corp.
19,656
0.0
20,008
(1)(2)
USA Rare Earth, Inc.
302,821
0.1
4,925
Vox Royalty Corp.
25,807
0.0
5,687
Warrior Met Coal, Inc.
529,744
0.2
3,743
Worthington Steel, Inc.
113,600
0.0
15,757,256
4.8
Real Estate : 5.2%
14,664
(2)
Acadia Realty Trust
280,376
0.1
252
(2)
Alexander's, Inc.
59,522
0.0
6,186  American Assets Trust,
Inc.
113,884
0.0
18,396
(2)
American Healthcare
REIT, Inc.
867,555
0.3
24,269
(2)
Apple Hospitality REIT,
Inc.
279,336
0.1
9,306  Armada Hoffler
Properties, Inc.
51,183
0.0
7,544  Braemar Hotels &
Resorts, Inc.
17,804
0.0
20,326  Brandywine Realty
Trust
55,083
0.0
20,732  Broadstone Net Lease,
Inc.
378,774
0.1
23,927
CareTrust REIT, Inc.
876,925
0.3
2,163  CBL & Associates
Properties, Inc.
83,124
0.0
1,926
(2)
Centerspace
110,649
0.0
6,110  Chatham Lodging
Trust
48,086
0.0
3,285  Community Healthcare
Trust, Inc.
52,199
0.0
69,922
(1)
Compass, Inc. - Class
A
511,130
0.2
12,366
(2)
COPT Defense
Properties
378,400
0.1
3,474  CTO Realty Growth,
Inc.
64,234
0.0
11,128
(2)
Curbline Properties
Corp.
286,991
0.1
25,722
(1)
Cushman & Wakefield
Ltd.
315,352
0.1
22,940  DiamondRock
Hospitality Co.
214,948
0.1
25,154  Diversified Healthcare
Trust
167,023
0.1
8,368
(1)
Douglas Elliman, Inc.
13,724
0.0
17,180
(2)
Douglas Emmett, Inc.
161,836
0.1
4,514  Easterly Government
Properties, Inc.
96,735
0.0
16,521
(2)
Empire State Realty
Trust, Inc. - Class A
85,909
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
21,904
(2)
Essential Properties
Realty Trust, Inc.
$ 665,005
0.2
9,068
(2)
eXp World Holdings,
Inc.
54,317
0.0
5,168
(2)
Farmland Partners,
Inc.
58,037
0.0
2,500
(1)
Forestar Group, Inc.
61,100
0.0
11,238
(2)
Four Corners Property
Trust, Inc.
265,779
0.1
2,015
(1)
FRP Holdings, Inc.
44,088
0.0
6,244
(2)
Getty Realty Corp.
198,559
0.1
5,227  Gladstone Commercial
Corp.
59,745
0.0
4,336
Gladstone Land Corp.
44,227
0.0
1,498  Global Medical REIT,
Inc.
49,554
0.0
22,434
Global Net Lease, Inc.
209,982
0.1
5,326
(1)
Hudson Pacific
Properties, Inc.
31,477
0.0
25,300
(2)
Independence Realty
Trust, Inc.
376,717
0.1
6,820  Industrial Logistics
Properties Trust
38,738
0.0
3,083
(2)
Innovative Industrial
Properties, Inc.
154,643
0.1
8,425  InvenTrust Properties
Corp.
256,625
0.1
7,038
JBG SMITH Properties
102,825
0.0
13,725
(2)
Kennedy-Wilson
Holdings, Inc.
148,504
0.0
23,679
(2)
Kite Realty Group
Trust
581,319
0.2
6,285
L.P. Industrial Trust
290,744
0.1
5,115
LTC Properties, Inc.
190,073
0.1
28,439
(2)
Macerich Co.
537,497
0.2
3,037  Marcus & Millichap,
Inc.
80,754
0.0
5,154  National Health
Investors, Inc.
416,752
0.1
1,875  NET Lease Office
Properties
21,600
0.0
9,519
(2)
NetSTREIT Corp.
179,243
0.1
15,297  Newmark Group, Inc.
- Class A
229,302
0.1
4,224
(2)
NexPoint Diversified
Real Estate Trust
19,726
0.0
2,892  NexPoint Residential
Trust, Inc.
72,300
0.0
2,680
(2)
One Liberty Properties,
Inc.
57,513
0.0
15,488
Outfront Media, Inc.
410,432
0.1
4,219
Peakstone Realty Trust
88,135
0.0
12,795
(2)
Pebblebrook Hotel
Trust
161,601
0.1
13,891  Phillips Edison & Co.,
Inc.
519,801
0.2
14,870
(1)
Piedmont Office Realty
Trust, Inc. - Class A
97,696
0.0
2,271
(1)
RE/MAX Holdings, Inc.
- Class A
13,081
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
12,637
(1)(2)
Real Brokerage, Inc.
$ 31,592
0.0
14,624
(2)
RLJ Lodging Trust
108,510
0.0
1,963  RMR Group, Inc.
- Class A
30,368
0.0
6,651  Ryman Hospitality
Properties, Inc.
613,688
0.2
26,254
(2)
Sabra Health Care
REIT, Inc.
504,864
0.2
6,729
Safehold, Inc.
91,043
0.0
1,884
Saul Centers, Inc.
61,381
0.0
18,746  Service Properties
Trust
25,401
0.0
6,425
Sila Realty Trust, Inc.
152,144
0.1
5,511
SITE Centers Corp.
29,759
0.0
7,879
(2)
SL Green Realty Corp.
291,050
0.1
4,398
(2)
Smartstop Self Storage
REIT, Inc.
133,171
0.0
4,327
St Joe Co.
271,736
0.1
930
(1)
Stratus Properties, Inc.
28,384
0.0
13,140  Summit Hotel
Properties, Inc.
58,079
0.0
20,384  Sunstone Hotel
Investors, Inc.
183,660
0.1
12,545  Tanger Factory Outlet
Centers, Inc.
426,279
0.1
2,884
(1)
Tejon Ranch Co.
54,335
0.0
11,298
Terreno Realty Corp.
693,923
0.2
9,227
UMH Properties, Inc.
133,146
0.0
1,801  Universal Health
Realty Income Trust
72,886
0.0
14,184
Urban Edge Properties
283,396
0.1
9,171
Veris Residential, Inc.
173,057
0.1
6,366
Whitestone REIT
102,811
0.0
10,940  Xenia Hotels &
Resorts, Inc.
162,240
0.1
17,075,176
5.2
Utilities : 3.0%
4,229  American States Water
Co.
319,797
0.1
8,862
Avista Corp.
355,721
0.1
7,981
Black Hills Corp.
553,961
0.2
13,376  Brookfield
Infrastructure Corp.
- Class A
528,619
0.2
6,606
(1)
Cadiz, Inc.
32,435
0.0
6,610  California Water
Service Group
299,697
0.1
2,625  Chesapeake Utilities
Corp.
331,721
0.1
1,940  Consolidated Water
Co. Ltd.
64,253
0.0
2,519  Genie Energy Ltd.
- Class B
35,619
0.0
3,609
(1)
Hallador Energy Co.
58,755
0.0
18,218
(1)
Hawaiian Electric
Industries, Inc.
270,355
0.1
4,168
MGE Energy, Inc.
322,145
0.1
2,168
Middlesex Water Co.
112,844
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
8,102
(1)
Montauk Renewables,
Inc.
$ 9,317
0.0
10,991  New Jersey Resources
Corp.
603,626
0.2
4,703  Northwest Natural
Holding Co.
250,294
0.1
6,741
NorthWestern Corp.
444,502
0.1
13,210
(1)(2)
Oklo, Inc.
655,084
0.2
6,490
ONE Gas, Inc.
558,984
0.2
6,704  Ormat Technologies,
Inc.
750,312
0.2
4,272
(2)
Otter Tail Corp.
374,953
0.1
10,539
PNM Resources, Inc.
616,110
0.2
12,197
(2)
Portland General
Electric Co.
643,636
0.2
2,810
(1)
Pure Cycle Corp.
28,269
0.0
1,439
RGC Resources, Inc.
31,730
0.0
3,502
(2)
SJW Group
205,462
0.1
7,096  Southwest Gas
Holdings, Inc.
616,642
0.2
6,360
Spire, Inc.
575,834
0.2
2,154
Unitil Corp.
112,525
0.0
2,123
York Water Co.
64,645
0.0
9,827,847
3.0
Total Common Stock
(Cost $152,235,367)
319,566,892
96.6
RIGHTS : 0.0%
Consumer Staples : —%
390
(3)(4)
GTX, Inc.
—
—
Health Care : 0.0%
4,590
(3)(4)
Aduro Biotech - CVR
—
—
14,198
(3)(4)
Chinook Therapeutics,
Inc. CVR
5,537
0.0
2,194
(3)(4)
Omniab, Inc. - 12.5
Earnout Shares
—
—
2,194
(3)(4)
Omniab, Inc. - 15
Earnout Shares
—
—
5,537
0.0
Total Rights
(Cost $799)
5,537
0.0
WARRANTS : 0.0%
Health Care : 0.0%
376
Pulse Biosciences, Inc.
3,139
0.0
Total Warrants
(Cost $—)
3,139
0.0
Total Long-Term
Investments
(Cost $152,236,166)
319,575,568
96.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 23.6%
Certificates of Deposits : 2.2%
900,000
(5)
Barclays Bank PLC,
3.883
%, (SOFRRATE
+ 0.250%),
04/22/2026 $ 900,075
0.2
900,000  Credit Agricole
Corporate and
Investment Bank,
3.849
%,
04/14/2026 900,063
0.2
900,000  Credit Industriel et
Commercial S.A.,
3.917
%,
06/09/2026 900,276
0.3
950,000  Landesbank Baden-
Wurttemberg,
3.856
%,
05/18/2026 950,281
0.3
950,000
(5)
MUFG Bank Ltd./
New York NY Ycd,
3.986
%, (SOFRRATE
+ 0.350%),
09/10/2026 950,014
0.3
900,000
Natixis S.A.,
3.853
%,
05/04/2026 900,091
0.3
950,000
(5)
Royal Bank of Canada,
3.988
%, (SOFRRATE
+ 0.330%),
05/14/2026 950,210
0.3
950,000
(5)
Wells Fargo Bank
NA CD,
3.940
%,
(SOFRRATE +
0.310%),
05/28/2026 950,366
0.3
Total Certificates of
Deposits
(Cost $7,401,376)
7,401,376
2.2
Corporate Bonds/Notes : 3.9%
950,000  Bank of America NA,
3.850
%,
09/02/2026 950,000
0.3
950,000  Bank of Nova Scotia/
Houston,
3.930
%,
09/16/2026 951,136
0.3
950,000  BNP Paribas SA/New
York NY,
3.980
%,
09/03/2026 934,047
0.2
950,000  Canadian Imperial
Bank of Commerce/
New York NY,
3.970
%,
09/18/2026 950,251
0.3
700,000  Commonwealth Bank
of Australia,
3.840
%,
08/19/2026 699,976
0.2
950,000
(5)
Cooperatieve
Rabobank UA,
4.277
%, (SOFRINDX +
0.620%),
08/28/2026 950,938
0.3
950,000  Lloyds Bank PLC,
3.870
%,
07/06/2026 950,544
0.3
950,000  Skandinaviska
Enskilda Banken AB,
3.910
%,
09/16/2026 950,990
0.3
950,000  Sumitomo Mitsui
Banking Corp.,
4.000
%,
09/23/2026 950,131
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Corporate Bonds/Notes (continued)
950,000  Svenska
Handelsbanken/New
York NY,
3.940
%,
10/01/2026 $ 951,378
0.3
950,000  Swedbank AB,
3.920
%,
09/16/2026 951,093
0.3
950,000  Toronto-Dominion
Bank/New York NY,
3.820
%,
09/11/2026 949,403
0.2
950,000
(5)
Toyota Motor Credit
Corp.,
4.116
%,
(SOFRRATE +
0.450%),
05/15/2026 950,041
0.3
950,000  United Overseas
Bank Ltd.,
3.650
%,
08/03/2026 950,537
0.3
Total Corporate Bonds/
Notes
(Cost $13,040,465)
13,040,465
3.9
Commercial Paper : 1.9%
900,000  ANZ Banking Group
Ltd.,
4.460
%,
04/20/2026 900,053
0.3
950,000  Chevron Corp.,
3.770
%,
05/15/2026 945,553
0.3
950,000  DZ Bank AG
Deutsche Zentral-
Genossenschaftsbank,
3.920
%,
08/10/2026 936,464
0.3
950,000  HSBC Bank PLC,
3.890
%,
06/17/2026 950,537
0.3
950,000  Macquarie Bank Ltd.,
3.920
%,
04/07/2026 950,022
0.3
950,000
Sanofi SA,
3.800
%,
06/11/2026 942,860
0.3
500,000  Societe Generale S.A.,
3.980
%,
05/26/2026 497,179
0.1
Total Commercial
Paper
(Cost $6,122,668)
6,122,668
1.9
Repurchase Agreements : 12.3%
1,286,309
(6)
Jefferies LLC,
Repurchase
Agreement dated
03/31/2026, 3.680%,
due 04/01/2026
(Repurchase
Amount $1,286,439,
collateralized
by various U.S.
Government
Securities, 0.000%-
3.875%, Market Value
plus accrued interest
$1,312,035, due
06/25/26-02/15/43)
1,286,309
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,071,832
(6)
Jefferies LLC,
Repurchase
Agreement dated
03/31/2026, 3.700%,
due 04/01/2026
(Repurchase
Amount $2,072,042,
collateralized
by various U.S.
Government Agency
Obligations, 0.000%-
5.350%, Market Value
plus accrued interest
$2,113,281, due
06/22/26-02/23/44)
$ 2,071,832
0.6
6,627,679
(6)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/31/2026, 3.730%,
due 04/01/2026
(Repurchase
Amount $6,628,356,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 3.000%-
7.000%, Market Value
plus accrued interest
$6,760,233, due
08/31/29-04/01/56)
6,627,679
2.0
7,044,881
(6)
Mirae Asset
Securities (USA),
Inc., Repurchase
Agreement dated
03/31/2026, 3.730%,
due 04/01/2026
(Repurchase
Amount $7,045,601,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$7,186,523, due
05/31/26-03/01/56)
7,044,881
2.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
4,079,483
(6)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase
Amount $4,079,898,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$4,161,073, due
04/01/26)
$ 4,079,483
1.2
9,161,000
(6)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $9,161,919,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$9,344,221, due
05/05/26-01/15/66)
9,161,000
2.8
10,561,813
(6)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2026, 3.780%,
due 04/01/2026
(Repurchase Amount
$10,562,907,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$10,756,176, due
04/15/28-02/15/56)
10,561,813
3.2
Total Repurchase
Agreements
(Cost $40,832,997)
40,832,997
12.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 3.3%
10,819,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $10,819,000) $ 10,819,000 3.3
Total Short-Term
Investments
(Cost $78,216,506)
$ 78,216,506
23.6
Total Investments in
Securities
(Cost $230,452,672) $ 397,792,074 120.2
Liabilities in Excess
of Other Assets (66,810,779) (20.2)
Net Assets $ 330,981,295 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities.
As of March 31, 2026, the Portfolio held restricted securities with a fair value of $48,277 or —% of net assets. Please refer to the table below for additional details.
(5)
Variable rate security. Rate shown is the rate in effect as of March
31, 2026.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of March 31, 2026.
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 17.2%
Health Care 17.1
Financials 16.4
Information Technology 13.7
Consumer Discretionary 8.4
Energy 6.5
Real Estate 5.2
Materials 4.8
Utilities 3.0
Communication Services 2.5
Consumer Staples 1.8
Short-Term Investments 23.6
Liabilities in Excess of Other Assets (20.2)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 8,280,767 $ — $ — $ 8,280,767
Consumer Discretionary 27,885,080 — — 27,885,080
Consumer Staples 5,813,171 — — 5,813,171
Energy 21,485,324 — — 21,485,324
Financials 54,252,287 — — 54,252,287
Health Care 56,678,695 — 42,740 56,721,435
Industrials 57,064,382 — — 57,064,382
Information Technology 45,404,167 — — 45,404,167
Materials 15,757,256 — — 15,757,256
Real Estate 17,075,176 — — 17,075,176
Utilities 9,827,847 — — 9,827,847
Total Common Stock 319,524,152 — 42,740 319,566,892
Rights — — 5,537 5,537
Warrants — 3,139 — 3,139
Short-Term Investments 10,819,000 67,397,506 — 78,216,506
Total Investments, at fair value $ 330,343,152 $ 67,400,645 $ 48,277 $ 397,792,074
Other Financial Instruments+
Futures 41,507 — — 41,507
Total Assets $ 330,384,659 $ 67,400,645 $ 48,277 $ 397,833,581
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
Akero Therapeutics, Inc. 12/10/2025 — 5,143
Cartesian Therapeutics, Inc. CVR 12/12/2023 — 5,592
Chinook Therapeutics, Inc. CVR 8/14/2023 — 5,537
GTX, Inc. 6/10/2019 799 —
Inhibrx, Inc. CVR 5/31/2024 — 32,005
Omniab, Inc. - 12.5 Earnout Shares 11/2/2022 — —
Omniab, Inc. - 15 Earnout Shares 11/2/2022 — —
$ 799 $ 48,277
At March 31, 2026, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 113 06/18/26 $ 14,193,930 $ 41,507
$ 14,193,930 $ 41,507
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 188,263,120
Gross Unrealized Depreciation (20,923,718)
Net Unrealized Appreciation $ 167,339,402